UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 12/31/2008

Item 1 – Schedule of Investments

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Arizona - 95.0%	AK-Chin Indian Community, Arizona, Revenue Bonds, VRDN,
	1.20%, 4/01/23 (a)(b)	$ 4,000	$ 4,000,000

	Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
	Series 83-A, 1%, 12/15/18 (a)(b)	7,000	7,000,000

	Arizona Board of Regents, Revenue Refunding Bonds (Arizona State
	University Project), VRDN, Series A, 1%, 7/01/34 (a)(b)	6,500	6,500,000

	Arizona Board of Regents, Revenue Refunding Bonds (Arizona State
	University Project), VRDN, Series B, 1.02%, 7/01/34 (a)(b)	7,340	7,340,000

	Arizona Health Facilities Authority, Health Facility Revenue Bonds
	(Catholic Healthcare West Project), VRDN, Series B, 1.08%,
	7/01/35 (a)(b)	4,880	4,880,000

	Arizona Health Facilities Authority Revenue Bonds, BB&T Municipal Trust,
	FLOATS, VRDN, Series 2003, 1.17%, 1/01/37 (a)(b)	9,995	9,995,000

	Arizona Health Facilities Authority Revenue Bonds (Banner Health), VRDN,
	Series C, 1%, 1/01/35 (a)(b)	1,675	1,675,000

	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds
	(Multipurpose Stadium Facility Project), VRDN, 1.15%, 7/01/36 (a)(b)	5,000	5,000,000

	Avondale, Arizona, IDA, IDR, Refunding (National Health Investors), VRDN,
	1.65%, 12/01/14 (a)(b)	1,400	1,400,000

	Casa Grande, Arizona, IDA, IDR (Price Companies, Inc. Project), VRDN,
	AMT, Series A, 1.45%, 12/01/17 (a)(b)	770	770,000

	Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP, 1.25%,
	7/01/26 (a)(b)	2,600	2,600,000

	Chandler, Arizona, IDA, IDR, Deutsche Bank SPEARs/LIFERs Trust, SPEARs,
	VRDN, AMT, Series DBE-150, 1.26%, 12/01/12 (a)(b)	2,000	2,000,000

	Chandler, Arizona, IDA, IDR (Red Rock Stamping Company Project), VRDN,
	AMT, 2.35%, 2/01/20 (a)(b)	1,075	1,075,000

	Coconino County, Arizona, IDA, IDR, VRDN, AMT, 1.28%, 3/01/27 (a)(b)	915	915,000

	Coconino County, Arizona, Pollution Control Corporation Revenue Bonds
	(Arizona Public Service Co. Project), VRDN, AMT, 2.60%,
	11/01/33 (a)(b)	895	895,000

	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding
	Bonds (Las Gardenias Apartments LP Project), VRDN, AMT, Series A,
	1.30%, 4/15/33 (a)(b)(c)	2,540	2,540,000

	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding
	Bonds (San Martin Apartments Project), VRDN, AMT, Series A-1,
	1.25%, 6/15/35 (a)(b)(c)	2,000	2,000,000

	Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding
	Bonds (Villas Solanas Apartments), VRDN, AMT, Series A,
	1.30%, 11/15/32 (a)(b)(c)	4,800	4,800,000

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
CP	Commercial Paper	M/F	Multi-Family
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

1

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Maricopa County, Arizona, IDA, Morgan Keegan Municipal Products, Inc.,
VRDN, AMT, Series A, 1.45%, 2/02/09 (a)(b)	$ 4,260	$ 4,260,000

Maricopa County, Arizona, School District Number 66, GO (Roosevelt
Elementary Project of 2007), Series A, 3%, 7/01/09 (d)	2,125	2,136,488

Maricopa County, Arizona, Unified School District Number 80 (Chandler),
GO, 3%, 7/01/09	3,050	3,068,762

Phoenix, Arizona, Civic Improvement Corporation, CP, 0.95%, 6/09/09	6,000	6,000,000

Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (CenterTree Project),
VRDN, AMT, Series A, 1.23%, 10/15/30 (a)(b)	7,110	7,110,000

Phoenix, Arizona, IDA, M/F Housing Revenue Refunding Bonds (Westward
Housing Apartments Project), VRDN, AMT, Series A, 1.25%,
4/01/33 (a)(b)	3,265	3,265,000

Phoenix, Arizona, IDA, Revenue Bonds (Southwestern College Project),
VRDN, 1.40%, 7/01/33 (a)(b)	3,330	3,330,000

Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation Services, Inc.
Project), VRDN, AMT, 1.55%, 7/01/24 (a)(b)	1,200	1,200,000

Pima County, Arizona, IDA, IDR, Refunding (Brush Wellman, Inc. Project),
VRDN, 1.60%, 9/01/09 (a)(b)	300	300,000

Pima County, Arizona, IDA, IDR (Tucson Electric Power Company -
Irvington Project), VRDN, 1.15%, 10/01/22 (a)(b)	4,000	4,000,000

Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Eastside Place
Apartments), VRDN, AMT, Series B, 1.46%, 2/15/31 (a)(b)(c)	2,700	2,700,000

Pima County, Arizona, IDA, Revenue Refunding Bonds (Broadway Proper
Retirement Community), VRDN, Series A, 1.09%, 12/01/25 (a)(b)(e)	4,160	4,160,000

Pinal County, Arizona, Electrical District Number 3, Electric System
Revenue Bonds, Bank of America MACON Trust, VRDN, Series U-1,
1.30%, 10/03/11 (a)(b)	3,900	3,900,000

Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds,
VRDN, 1.20%, 10/01/25 (a)(b)	3,800	3,800,000

Salt River Pima-Maricopa Indian Community, Arizona, Revenue Bonds,
VRDN, 1.20%, 10/01/26 (a)(b)	1,800	1,800,000

Salt River Project, Arizona, Agriculture Improvement and Power District,
Electric System Revenue Bonds, Eagle Tax-Exempt Trust, VRDN, Series
2006-0141, Class A, 1.36%, 1/01/37 (a)(b)	2,500	2,500,000

Scottsdale, Arizona, IDA, Hospital Revenue Bonds, ROCS, VRDN,
Series II-R-578CE, 1.40%, 5/01/41 (a)(b)	4,600	4,600,000

Scottsdale, Arizona, IDA, Hospital Revenue Refunding Bonds (Scottsdale
Healthcare), VRDN, Series C, 2.10%, 9/01/35 (a)(b)(d)	3,150	3,150,000

Scottsdale, Arizona, IDA, Limited Obligation Revenue Bonds (Notre Dame
School), VRDN, Series A, 1.15%, 5/01/21 (a)(b)	2,224	2,224,000

Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue
Bonds, 5%, 7/01/09	2,980	3,029,303

2

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC Project), VRDN,
	Series A, 1.20%, 7/01/34 (a)(b)	$ 2,270	$ 2,270,000

	Tempe, Arizona, Transit Excise Tax Revenue Bonds, VRDN,
	1.10%, 7/01/36 (a)(b)	10,705	10,705,000

	Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project), VRDN, AMT,
	2.30%, 8/01/25 (a)(b)	2,020	2,020,000

	Tucson, Arizona, IDA, Revenue Bonds (United Way Capital Corporation
	Project), VRDN, 1.65%, 6/01/21 (a)(b)	3,030	3,030,000

	Verrado Western Overlay Community Facilities District, Arizona, GO,
	VRDN, 1.22%, 7/01/29 (a)(b)	4,500	4,500,000

	Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai
	Regional Medical Center), VRDN, Series B, 4.50%, 12/01/26 (a)(b)(d)	1,170	1,170,000

	Yavapai County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
	(Yavapai Regional Medical Center), VRDN, Series A, 1.20%,
	8/01/27 (a)(b)	4,600	4,600,000

			160,213,533

Puerto Rico - 5.1%	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN,
	Series A-8, 1.85%, 7/01/34 (a)(b)	3,000	3,000,000

	Puerto Rico Commonwealth, TRAN, Refunding, Series A3, 3%, 7/30/09	4,000	4,031,012

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Municipal
	Securities Trust Certificates, VRDN, Series 36 Class A, 1.22%,
	7/01/32 (a)(b)	1,500	1,500,000

			8,531,012

	Total Investments (Cost - $168,744,565*) - 100.1%		168,744,565
	Liabilities in Excess of Other Assets - (0.1)%		(133,073)

	Net Assets - 100.0%		$ 168,611,492

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	FNMA Collateralized.

(d)	FSA Insured.

(e)	GNMA Collateralized.

3

CMA Arizona Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 168,744,565
Level 3	-

Total	$ 168,744,565

4

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

California - 91.1%	ABAG Finance Authority For Non-Profit Corporations, California,
	M/F Revenue Bonds (Colma Bart Apartments), VRDN, AMT, Series A,
	1.25%, 11/15/35 (a)(b)	$ 10,000	$ 10,000,000

	ABAG Finance Authority For Non-Profit Corporations, California,
	M/F Revenue Bonds (Southport Apartments), VRDN, AMT, Series A,
	1.15%, 1/15/36 (a)(b)(c)	19,995	19,995,000

	ABAG Finance Authority For Non-Profit Corporations, California, Senior
	Living Revenue Bonds (Elder Care Alliance of San Rafael, Inc. Project),
	VRDN, 0.80%, 11/01/34 (a)(b)	13,785	13,785,000

	Alameda, California, Unified School District, GO, BB&T Municipal Trust,
	FLOATS, VRDN, Series 2049, 1.10%, 2/01/27 (a)(b)(d)(e)	8,000	8,000,000

	Anaheim, California, Public Financing Authority, Subordinate Lease
	Revenue (Public Improvement Project), Deutsche Bank SPEARs/LIFERs
	Trust, SPEARs, VRDN, AMT, Series DB-665, 1.20%, 9/01/30 (a)(b)(e)	10,405	10,405,000

	Azusa, California, Public Financing Authority Revenue Bonds,
	Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-561,
	1.20%, 7/01/31 (a)(b)(d)(e)	1,110	1,110,000

	Bay Area Toll Authority, California, Toll Bridge Revenue Bonds (San
	Francisco Bay Area), VRDN, Series C, 0.75%, 4/01/45 (a)(b)	36,600	36,600,000

	Bay Area Toll Authority, California, Toll Bridge Revenue Refunding
	Bonds, Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN,
	Series DB-693, 1.20%, 4/01/39 (a)(b)(e)	16,710	16,710,000

	Bay Area Toll Authority, California, Toll Bridge Revenue
	Refunding Bonds (San Francisco Bay Area), VRDN, Series A-1,
	0.75%, 4/01/45 (a)(b)	48,700	48,700,000

	Big Bear Lake, California, Industrial Revenue Bonds (Southwest Gas
	Corporation Project), VRDN, AMT, Series A, 1.11%, 12/01/28 (a)(b)	5,400	5,400,000

	Butte County, California, Board of Education, TRAN, 3%, 8/28/09	5,300	5,346,628

	California Alternative Energy Source Financing Authority, Cogeneration
	Revenue Refunding Bonds (GE Capital Corporation - Arroyo), VRDN,
	AMT, Series B, 1.13%, 10/01/20 (a)(b)	21,180	21,180,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	SPEARs	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	UPDATES	Unit Price Demand Adjustable Tax-Exempt
LIFERs	Long Inverse Floating Exempt Receipts		Securities
M/F	Multi-Family	VRDN	Variable Rate Demand Notes

1

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Community College Financing Authority, GO, TRAN,
Series A, 3.50%, 6/30/09	$ 48,760	$ 49,175,820

California Educational Facilities Authority Revenue Bonds (Life
Chiropractic College), VRDN, 1.63%, 1/01/25 (a)(b)	10,050	10,050,000

California Educational Facilities Authority Revenue Bonds, PUTTERS,
VRDN, Series 2495, 1.15%, 10/01/15 (a)(b)(e)	1,595	1,595,000

California Educational Facilities Authority Revenue Bonds (Pomona
College), VRDN, Series B, 0.85%, 1/01/54 (a)(b)	6,000	6,000,000

California Educational Facilities Authority, Revenue Refunding Bonds
(Loyola Marymount University), VRDN, 0.90%, 10/01/34 (a)(b)	8,100	8,100,000

California GO, Refunding, Eclipse Funding Trust, Solar Eclipse
Certificates, VRDN, Series 2005-0004, 1.15%, 6/01/24 (a)(b)(e)(f)	19,815	19,815,000

California HFA, Home Mortgage Revenue Bonds, Bank of America
AUSTIN Trust, VRDN, AMT, Series 2008-1100, 1.35%, 8/01/33 (a)(b)(e)	4,095	4,095,000

California HFA, Home Mortgage Revenue Bonds, Bank of America
AUSTIN Trust, VRDN, AMT, Series 2008-1101, 1.35%, 8/01/38 (a)(b)(e)	9,965	9,965,000

California HFA, Home Mortgage Revenue Bonds, Bank of America
AUSTIN Trust, VRDN, AMT, Series 2008-1116, 1.35%, 8/01/28 (a)(b)(e)	2,365	2,365,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 0.90%, 2/01/16 (a)(b)	12,375	12,375,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 0.90%, 2/01/35 (a)(b)	41,905	41,905,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series B, 0.90%, 8/01/35 (a)(b)	17,860	17,860,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series E-1, 0.65%, 2/01/23 (a)(b)	47,245	47,245,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series F, 1.05%, 2/01/40 (a)(b)	15,000	15,000,000

California HFA, Home Mortgage Revenue Bonds, VRDN, AMT,
Series Q, 1.05%, 8/01/33 (a)(b)	12,975	12,975,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C,
1.30%, 2/01/37 (a)(b)	11,985	11,985,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C,
1.30%, 8/01/37 (a)(b)	13,900	13,900,000

California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C,
1.30%, 8/01/38 (a)(b)	5,800	5,800,000

California HFA, M/F Housing Revenue Refunding Bonds III, VRDN, AMT,
Series G, 1.30%, 8/01/36 (a)(b)	13,785	13,785,000

California Health Facilities Financing Authority Revenue Bonds (Kaiser
Permanente), VRDN, Series C, 0.80%, 6/01/41 (a)(b)	10,000	10,000,000

California Health Facilities Financing Authority Revenue Bonds (Scripps
Health), VRDN, Series F, 0.82%, 10/01/31 (a)(b)	3,890	3,890,000

California Infrastructure and Economic Development Bank,
Revenue Refunding Bonds (Guided Discoveries, Inc. Project), VRDN,
1.25%, 6/01/32 (a)(b)	2,905	2,905,000

2

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Infrastructure and Economic Development Bank,
Revenue Refunding Bonds (J. Paul Getty Trust), VRDN, Series A1,
1.70%, 4/01/09 (a)(b)	$ 6,680	$ 6,680,000

California Infrastructure and Economic Development Bank,
Revenue Refunding Bonds (J. Paul Getty Trust), VRDN, Series A4,
1.70%, 4/01/09 (a)(b)	4,560	4,560,000

California Infrastructure and Economic Development Bank, Revenue
Refunding Bonds (Pacific Gas and Electric Company Project), VRDN,
AMT, Series A, 1.10%, 11/01/26 (a)(b)	24,775	24,775,000

California Infrastructure and Economic Development Bank, Revenue
Refunding Bonds (Pacific Gas and Electric Company Project), VRDN,
AMT, Series D, 0.75%, 12/01/16 (a)(b)	13,000	13,000,000

California Infrastructure and Economic Development Bank,
Revenue Refunding Bonds (Rand Corporation), VRDN, Series B,
0.85%, 4/01/42 (a)(b)	4,690	4,690,000

California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds (Waste Management, Inc. Project), VRDN, AMT, Series A,
1.25%, 2/01/19 (a)(b)	5,000	5,000,000

California Pollution Control Financing Authority, CP, 1%, 6/01/09	13,750	13,750,000

California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, Series C, 0.95%, 11/01/26 (a)(b)	12,000	12,000,000

California Pollution Control Financing Authority, PCR, Refunding
(Pacific Gas and Electric), VRDN, Series F, 0.75%, 11/01/26 (a)(b)	33,700	33,700,000

California Pollution Control Financing Authority, Resource Recovery
Revenue Bonds (Wadham Energy LP Project), VRDN, AMT, Series C,
1.25%, 11/01/17 (a)(b)	2,300	2,300,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (Browning-Ferris Industries of California, Inc. Project),
VRDN, AMT, Series A, 0.95%, 9/01/19 (a)(b)	9,600	9,600,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (Burrtec Waste Group, Inc. Project), VRDN, AMT,
Series A, 1.43%, 1/01/38 (a)(b)	8,500	8,500,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (EDCO Disposal Corporation Project), VRDN, AMT,
Series A, 1.43%, 10/01/37 (a)(b)	7,990	7,990,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (Sierra Pacific Industries, Inc. Project), VRDN, AMT,
1.05%, 8/01/13 (a)(b)	8,675	8,675,000

California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds (South Tahoe Refuse Project), VRDN, AMT, Series A,
1.50%, 4/01/38 (a)(b)	5,535	5,535,000

California State Department of Water Resources, Power Supply
Revenue Bonds, VRDN, Series C-1, 2%, 5/01/22 (a)(b)	49,100	49,100,000

3

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, Deutsche Bank SPEARs/LIFERs Trust,
SPEARs, VRDN, Series DB-705, 1.20%, 5/01/22 (a)(b)(e)	$ 1,995	$ 1,995,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series G-2, 0.90%, 5/01/11 (a)(b)	9,060	9,060,000

California State Department of Water Resources, Power Supply
Revenue Refunding Bonds, VRDN, Sub-Series J-1, 0.75%, 5/01/18 (a)(b)	16,475	16,475,000

California State Economic Recovery, GO, VRDN, Series C-11,
0.68%, 7/01/23 (a)(b)	9,790	9,790,000

California State Enterprise Development Authority, IDR, Refunding
(Evapco Project), VRDN, AMT, 1.33%, 6/01/28 (a)(b)	6,000	6,000,000

California State, GO, FLOATS, VRDN, Series A-2,
1.20%, 5/01/33 (a)(b)(e)	6,200	6,200,000

California State, GO, MSTR, VRDN, Series SGA-7,
2.15%, 9/01/18 (a)(b)(d)(e)	915	915,000

California State, GO, MSTR, VRDN, Series SGA-39,
2.40%, 6/01/14 (a)(b)(e)(f)	2,510	2,510,000

California State, GO, ROCS, VRDN, Series II-R-623,
2.10%, 4/01/31 (a)(b)(e)(g)	5,000	5,000,000

California State, GO, Refunding, 5.875%, 10/01/09 (h)(i)	3,075	3,189,379

California State, GO, Refunding, 5.75%, 12/01/09 (i)	8,720	9,085,371

California State, GO, Refunding, Bank of America MACON Trust, VRDN,
Series N, 3.85%, 2/01/27 (a)(b)(e)(g)	45,615	45,615,000

California State, GO, Refunding, FLOATS, VRDN, Series 2661,
1.27%, 4/01/38 (a)(b)(e)	14,504	14,504,000

California State, GO, Refunding, PUTTERS, VRDN, AMT, Series 1933,
1.50%, 12/01/13 (a)(b)(e)	21,645	21,645,000

California State, GO, Refunding, ROCS, VRDN, Series II-R-622PB, 1.38%,
3/01/34 (a)(b)(e)(g)(j)	2,445	2,445,000

California State, GO, Refunding, ROCS, VRDN, Series II-R-846,
1.33%, 10/01/36 (a)(b)(e)(g)(j)	15,070	15,070,000

California State, GO, Refunding, VRDN, 0.95%, 5/01/34 (a)(b)	6,400	6,400,000

California State, GO, Refunding, VRDN, Series A-2,
0.85%, 5/01/34 (a)(b)	15,450	15,450,000

California State, GO, VRDN, Series A-3, 0.85%, 5/01/33 (a)(b)	11,200	11,200,000

California State, RAN, 5.50%, 5/20/09	23,700	23,855,581

California State University, Revenue Refunding Bonds, PUTTERS, VRDN,
Series 1435, 1.35%, 11/01/13 (a)(b)(e)(f)	2,940	2,940,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Canyon Creek Apartments), VRDN, AMT, Series C,
1.15%, 6/15/25 (a)(b)(c)	21,500	21,500,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Crossings Senior Apartments), VRDN, AMT, Series I,
1.09%, 7/15/40 (a)(b)	17,150	17,150,000

4

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Greentree Senior Apartments Project), VRDN, AMT,
Series P, 1.20%, 11/15/30 (a)(b)(c)	$ 7,350	$ 7,350,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Hallmark Housing Apartments), VRDN, AMT, Series ZZ,
1.15%, 12/15/36 (a)(b)(c)	6,420	6,420,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Hermosa Vista Apartments), VRDN, AMT, Series XX,
1.15%, 5/15/36 (a)(b)(c)	6,700	6,700,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Kimberly Woods), VRDN, AMT, Series B, 1.15%,
6/15/25 (a)(b)(c)	4,200	4,200,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Knolls at Green Valley), VRDN, AMT,
Series FF, 1.15%, 7/15/36 (a)(b)(c)	13,205	13,205,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Las Flores Village Apartments), VRDN, AMT, Series JJ,
1.40%, 6/15/38 (a)(b)	13,500	13,500,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Oakmont Chino Hills), VRDN, AMT,
Series P, 1.15%, 6/01/36 (a)(b)(c)	10,100	10,100,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Oakmont of Alameda LP), VRDN, AMT,
Series WW, 1.15%, 12/15/36 (a)(b)(c)	12,680	12,680,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds, PUTTERS, VRDN, AMT, Series 1358,
1.40%, 7/01/11 (a)(b)(e)	27,420	27,420,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Second Street Senior Apartments), VRDN, AMT, Series
TT, 1.15%, 12/15/36 (a)(b)(c)	5,335	5,335,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Vineyard Creek LP), VRDN, AMT, Series W, 1.15%,
12/01/36 (a)(b)(c)	23,500	23,500,000

California Statewide Communities Development Authority, M/F Housing
Revenue Bonds (Westgate Pasadena Apartment), VRDN, AMT, Series G,
1.05%, 4/01/42 (a)(b)	117,250	117,250,000

California Statewide Communities Development Authority, M/F Housing
Revenue Refunding Bonds, PUTTERS, VRDN, Series 2680, 1.35%,
5/15/16 (a)(b)(e)	16,700	16,700,000

California Statewide Communities Development Authority Revenue
Bonds, VRDN, Series L, 0.80%, 4/01/38 (a)(b)	21,800	21,800,000

California Statewide Communities Development Authority, Revenue
Refunding Bonds, FLOATS, VRDN, Series 2635, 2.17%, 4/01/33 (a)(b)(j)	6,605	6,605,000

5

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California Statewide Communities Development Authority,
Revenue Refunding Bonds (John Muir Health), VRDN, Series B,
0.75%, 8/15/36 (a)(b)	$ 14,700	$ 14,700,000

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Kaiser Permanente), VRDN, Series D,
0.75%, 5/01/33 (a)(b)	7,000	7,000,000

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Presbyterian Homes), VRDN, Series B,
0.80%, 11/15/36 (a)(b)	3,500	3,500,000

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Rady Children's Hospital), VRDN,
Series A, 0.60%, 8/15/47 (a)(b)	6,200	6,200,000

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Retirement Housing Foundation),
VRDN, 0.80%, 9/01/30 (a)(b)	6,100	6,100,000

California Statewide Communities Development Authority,
Revenue Refunding Bonds (Saint Joseph Health System), VRDN,
Series C, 0.70%, 7/01/21 (a)(b)	34,900	34,900,000

California, Tax Allocation Refunding Bonds, Eclipse Funding
Trust, Solar Eclipse Certificates, VRDN, Series 2006-0044,
1.15%, 2/01/15 (a)(b)(e)(g)	12,540	12,540,000

Carlsbad, California, M/F Housing Revenue Bonds (The Greens
Apartments), VRDN, AMT, Series A, 1.20%, 6/01/46 (a)(b)	14,115	14,115,000

Chula Vista, California, VRDN, 1.45%, 5/01/39 (a)(b)	30,000	30,000,000

Contra Costa County, California, M/F Housing Revenue
Bonds (Creekview Apartments), VRDN, AMT, Series B,
1.15%, 7/01/36 (a)(b)(k)	17,700	17,700,000

Contra Costa County, California, M/F Housing Revenue Bonds
(Pleasant Hill Bart Transit Station Project), VRDN, AMT, Series A,
1.09%, 4/15/46 (a)(b)	30,000	30,000,000

Desert, California, Community College District, GO, Deutsche
Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series DB-700,
1.20%, 8/01/32 (a)(b)(d)(e)	1,815	1,815,000

East Bay Municipal Utility District, California, Wastewater
System Revenue Bonds, ROCS, VRDN, Series 2007-0072,
1.59%, 6/01/37 (a)(b)(e)(g)	4,720	4,720,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN, Sub-Series A-2,
2.70%, 6/01/38 (a)(b)	7,575	7,575,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN, Sub-Series A-3,
2.70%, 6/01/38 (a)(b)	7,580	7,580,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN, Sub-Series B,
2.25%, 6/01/25 (a)(b)(d)	24,135	24,135,000

6

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN, Sub-Series C-2,
0.75%, 6/01/26 (a)(b)	$ 5,660	$ 5,660,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN, Sub-Series C-3,
0.75%, 6/01/26 (a)(b)	3,785	3,785,000

Eastern Municipal Water District, California, Water and Sewer Revenue
Refunding Bonds, COP, VRDN, Series C, 0.87%, 7/01/20 (a)(b)	4,780	4,780,000

Elsinore Valley, California, Municipal Water District, COP, Eclipse
Funding Trust, Solar Eclipse Certificates, VRDN, Series 2007-0069,
1.20%, 7/01/34 (a)(b)(e)(f)	9,440	9,440,000

Elsinore Valley, California, Municipal Water District, COP, Refunding,
VRDN, Series B, 0.90%, 7/01/35 (a)(b)	4,000	4,000,000

Fremont, California, Union High School District, Santa Clara County,
GO, TRAN, 2.75%, 7/23/09	9,200	9,260,223

Golden Empire Schools Financing Authority, California, Lease
Revenue Refunding Bonds (Kern High School District Projects),
3%, 5/01/09	21,000	21,037,500

Golden State Tobacco Securitization Corporation of California,
Tobacco Settlement Revenue Bonds, ROCS, VRDN, Series II-R-841CE,
1.35%, 6/01/17 (a)(b)(e)	2,450	2,450,000

Irvine, California, Improvement Bond Act of 1915, Special Assessment
Refunding Bonds (Assessment District Number 89-10), UPDATES, VRDN,
0.85%, 9/02/15 (a)(b)	5,350	5,350,000

Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma
Linda Springs), VRDN, AMT, 1.20%, 12/15/31 (a)(b)(c)	19,430	19,430,000

Los Angeles, California, Community Redevelopment Agency, M/F
Housing Revenue Bonds (Hollywood and Vine Apartments Project),
VRDN, AMT, Series A, 1.15%, 4/15/42 (a)(b)(c)	99,400	99,400,000

Los Angeles, California, Department of Water and Power Revenue
Bonds, Eagle Tax-Exempt Trust, VRDN, Series 2006-0010 Class A,
1.61%, 7/01/35 (a)(b)(d)(e)	13,000	13,000,000

Los Angeles, California, Department of Water and Power,
Waterworks Revenue Bonds, ROCS, VRDN, Series II-R-11625,
1.33%, 7/01/43 (a)(b)(e)(h)(j)	7,000	7,000,000

Los Angeles, California, GO, TRAN, 3%, 6/30/09	80,000	80,566,375

Los Angeles, California, Unified School District, COP, Refunding
(Administration Building Project), VRDN, Series A, 1%, 10/01/24 (a)(b)	10,930	10,930,000

Los Angeles, California, Unified School District, GO, TRAN, Series A,
3%, 7/30/09	72,500	73,112,320

Los Angeles, California, Water and Power Revenue Refunding Bonds,
VRDN, Sub-Series B-6, 0.75%, 7/01/34 (a)(b)	7,300	7,300,000

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series A-1, 1%, 7/01/37 (a)(b)	16,550	16,550,000

7

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Metropolitan Water District of Southern California, Waterworks
Revenue Refunding Bonds, VRDN, Series C, 2.50%, 10/01/29 (a)(b)	$ 28,095	$ 28,095,000

Milpitas, California, M/F Housing Revenue Bonds (Crossing at
Montague), VRDN, AMT, Series A, 1.15%, 8/15/33 (a)(b)(c)	20,000	20,000,000

Modesto, California, Irrigation District Financing Authority Revenue
Bonds, Municipal Securities Trust Certificates, VRDN, Series SGC 44,
Class A, 1.22%, 9/01/37 (a)(b)(e)(f)	9,845	9,845,000

Napa, Valley, California, Unified School District, GO, TRAN,
3%, 6/30/09	7,750	7,817,013

Newport Beach, California, Revenue Refunding Bonds
(Hoag Memorial Hospital Presbyterian), VRDN, Series D,
0.85%, 12/01/40 (a)(b)	15,000	15,000,000

Norwalk-La Mirada Unified School District, California, GO, FLOATS,
VRDN, Series SG-169, 1.22%, 8/01/27 (a)(b)(e)(h)	20,000	20,000,000

Paramount, California, Unified School District, GO, PUTTERS, VRDN,
Series 2060, 3.42%, 8/01/15 (a)(b)(d)(e)	3,260	3,260,000

Riverside, California, COP, Refunding, VRDN, 1%, 3/01/37 (a)(b)	19,500	19,500,000

Riverside, California, Electric Revenue Refunding Bonds, VRDN,
Series A, 1%, 10/01/29 (a)(b)	9,515	9,515,000

Riverside County, California, IDA, IDR (Universal Forest Products),
VRDN, AMT, 1.75%, 8/01/29 (a)(b)	3,300	3,300,000

Sacramento, California, Housing Authority, M/F Housing
Revenue Bonds (Greenfair Apartments), VRDN, AMT, Series G,
1.09%, 12/01/30 (a)(b)	11,200	11,200,000

Sacramento, California, Housing Authority, M/F Housing
Revenue Bonds (Lofts at Natomas Apartments), VRDN, AMT,
Series F, 1.15%, 4/15/36 (a)(b)(c)	19,190	19,190,000

Sacramento, California, Municipal Utility District, Electric Revenue
Refunding Bonds, VRDN, Series J, 0.60%, 8/15/28 (a)(b)	40,440	40,440,000

Sacramento County, California, Airport System Revenue Bonds,
Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN, AMT,
Series DB-646, 1.25%, 7/01/39 (a)(b)(d)(e)	46,420	46,420,000

Sacramento County, California, GO, TRAN, 2.50%, 8/07/09	80,000	80,430,284

Sacramento County, California, Sanitation District Financing
Authority, Revenue Refunding Bonds, Municipal Securities
Trust Certificates, VRDN, Series SGC-47, Class A,
1.22%, 12/01/35 (a)(b)(e)(h)	13,650	13,650,000

Sacramento County, California, Sanitation District Financing
Authority, Revenue Refunding Bonds, Municipal Securities
Trust Certificates, VRDN, Series SGC-49, Class A,
1.22%, 12/01/35 (a)(b)(e)(h)	2,500	2,500,000

Sacramento County, California, Sanitation District Financing Authority,
Revenue Refunding Bonds, VRDN, Sub-Lien, Series D,
0.85%, 12/01/39 (a)(b)	15,200	15,200,000

8

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

San Bernardino County, California, Flood Control District, Judgment
Obligation Revenue Refunding Bonds, VRDN, 0.85%, 8/01/37 (a)(b)	$ 5,500	$ 5,500,000

San Diego, California, Housing Authority, M/F Housing Revenue
Bonds (Bay Vista Apartments Project), VRDN, AMT, Series A,
1.15%, 2/15/38 (a)(b)(c)	4,800	4,800,000

San Diego, California, Housing Authority, M/F Housing Revenue Bonds
(Studio 15 Housing Partners), VRDN, AMT, Series B,
1.12%, 10/01/39 (a)(b)	15,500	15,500,000

San Diego, California, Public Facilities Financing Authority,
Water Revenue Bonds, PUTTERS, VRDN, Series 2595,
1.15%, 4/15/09 (a)(b)(e)	32,355	32,355,000

San Diego, California, Unified School District, GO, TRAN,
3%, 7/01/09	11,600	11,677,970

San Diego County, California, COP (San Diego Jewish Academy), VRDN,
1.25%, 12/01/28 (a)(b)	5,470	5,470,000

San Diego County, California, Public Facilities Financing Authority,
Sewer Revenue Bonds, ROCS, VRDN, Series II-R-10004CE,
1.35%, 2/19/09 (a)(b)	44,795	44,795,000

San Diego County, California, Regional Transportation Commission,
Limited Sales Tax Revenue Refunding Bonds, VRDN, Series C,
2%, 4/01/38 (a)(b)	15,000	15,000,000

San Diego County, California, Regional Transportation Commission,
Limited Sales Tax Revenue Refunding Bonds, VRDN, Series D,
2.90%, 4/01/38 (a)(b)	19,000	19,000,000

San Diego County, California, School District Note Participants Revenue
Bonds, TRAN, 3.50%, 6/30/09	10,100	10,195,121

San Diego County, California, School District Note Participants Revenue
Bonds, TRAN, Series B, 3.50%, 6/30/09	18,300	18,466,889

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, VRDN, AMT,
Second Series, Issue 34A, 1.30%, 5/01/29 (a)(b)(k)	47,450	47,450,000

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, VRDN, AMT,
Second Series, Issue 36A, 1.25%, 5/01/26 (a)(b)	21,750	21,750,000

San Francisco, California, City and County Airports Commission,
International Airport Revenue Refunding Bonds, VRDN, AMT,
Second Series, Issue 37C, 3.80%, 5/01/29 (a)(b)(d)	33,500	33,500,000

San Francisco, California, City and County Redevelopment Agency, M/F
Housing Revenue Bonds (Third and Mission Associates LLC), VRDN, AMT,
Series C, 0.95%, 6/15/34 (a)(b)(c)	15,000	15,000,000

San Francisco, California, City and County Redevelopment Agency, M/F
Housing Revenue Refunding Bonds (Fillmore Center), VRDN, AMT,
Series B-2, 1.14%, 12/01/17 (a)(b)(k)	6,750	6,750,000

San Jose, California, Airport Revenue Bonds, CP, 1.80%, 1/14/09	21,596	21,596,000

9

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

San Jose, California, Airport Revenue Refunding Bonds, Deutsche
Bank SPEARs/LIFERs Trust, SPEARs, VRDN, AMT, Series DB-480,
1.25%, 3/01/37 (a)(b)(e)(g)	$ 9,880	$ 9,880,000

San Jose, California, Airport Revenue Refunding Bonds, Deutsche
Bank SPEARs/LIFERs Trust, SPEARs, VRDN, AMT, Series DB-484,
1.25%, 3/01/37 (a)(b)(e)(g)	20,880	20,880,000

San Jose, California, Airport Revenue Refunding Bonds, Deutsche
Bank SPEARs/LIFERs Trust, SPEARs, VRDN, AMT, Series DB-544,
1.25%, 3/01/21 (a)(b)(e)(g)	9,110	9,110,000

San Jose, California, Financing Authority, Lease Revenue Refunding
Bonds (Civic Center Project), VRDN, Series A, 0.50%, 6/01/39 (a)(b)	6,000	6,000,000

San Jose, California, Financing Authority, Lease Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-11629, 1.33%, 6/01/37 (a)(b)(e)(g)(j)	30,960	30,960,000

San Jose, California, M/F Housing Revenue Bonds (Carlton Homes),
VRDN, AMT, Series A, 1.20%, 10/15/32 (a)(b)(c)	12,000	12,000,000

San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance
Square Apartments), VRDN, 1.15%, 12/01/29 (a)(b)(k)	49,500	49,500,000

San Jose, California, M/F Housing Revenue Refunding Bonds
(Almaden Lake Village Apartments), VRDN, AMT, Series A,
1.28%, 3/01/32 (a)(b)(c)	2,000	2,000,000

San Mateo County, California, Community College District, GO, ROCS,
VRDN, Series II-R-647WFZ, 2.25%, 9/01/21 (a)(b)(e)(f)	1,650	1,650,000

Santa Clara Valley, California, Transportation Authority, Sales Tax
Revenue Refunding Bonds, VRDN, Series D, 0.75%, 4/01/36 (a)(b)	8,175	8,175,000

Santa Rosa, California, M/F Housing Revenue Bonds (Crossings at Santa
Rosa), VRDN, AMT, Series A, 1.09%, 4/01/46 (a)(b)	9,000	9,000,000

Semitropic Improvement District, Semitropic Water Storage
District, California, Revenue Refunding Bonds, VRDN, Series A,
0.70%, 6/01/38 (a)(b)	35,200	35,200,000

Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch
Project), VRDN, AMT, Series A, 1.15%, 7/15/36 (a)(b)(c)	12,500	12,500,000

Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge
Apartments), VRDN, 1.15%, 9/01/19 (a)(b)(k)	19,100	19,100,000

Sonoma County, California, Junior College District, GO, Refunding,
Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
Series 2006-0014, 1.15%, 8/01/29 (a)(b)(d)(e)	6,940	6,940,000

South Placer, California, Wastewater Authority, Wastewater Revenue
Refunding Bonds, VRDN, Series A, 0.75%, 11/01/35 (a)(b)	11,600	11,600,000

University of California, CP, 0.50%, 3/12/09	26,800	26,800,000

University of California Revenue Bonds, PUTTERS, VRDN,
Series 1231, 1.70%, 5/15/12 (a)(b)(e)(f)	20,715	20,715,000

University of California Revenue Bonds, PUTTERS, VRDN,
Series 2475, 1.15%, 5/15/14 (a)(b)(e)	1,040	1,040,000

10

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	University of California, Revenue Refunding Bonds, Eagle
	Tax-Exempt Trust, VRDN, Series 2005-0006, Class A,
	1.61%, 5/15/33 (a)(b)(d)(e)(g)	$ 2,445 $	2,445,000

	Val Verde, California, Unified School District, COP, Refunding, VRDN,
	Series A, 1%, 3/01/36 (a)(b)	8,400	8,400,000

	Yuba, California, Community College District, TRAN, 3%, 9/10/09	7,500	7,569,558

			2,909,896,032

Puerto Rico - 1.6%	Puerto Rico Commonwealth, GO, PUTTERS, VRDN, Series 204,
	2.75%, 7/01/11 (a)(b)(d)(e)	7,060	7,060,000

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Bonds, PUTTERS, VRDN, Series 2560,
	3.42%, 7/01/18 (a)(b)(d)(e)	8,415	8,415,000

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, BB&T Municipal Trust, FLOATS, VRDN,
	Series 2035, 1.17%, 7/01/35 (a)(b)(e)(l)	7,770	7,770,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Bank
	of America AUSTIN Trust, VRDN, Series 2008-355,
	1.25%, 7/01/11 (a)(b)(e)	30,000	30,000,000

			53,245,000

	Total Investments (Cost - $2,963,141,032*) - 92.7%		2,963,141,032
	Other Assets Less Liabilities - 7.3%		231,984,178

	Net Assets - 100.0%	$ 3,195,125,210

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	FNMA Collateralized.

(d)	FSA Insured.

(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(f)	MBIA Insured.

(g)	AMBAC Insured.

(h)	FGIC Insured.

(i)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(j)	BHAC Insured.

(k)	FHLMC Collateralized.

(l)	Assured Guaranty Insured.

11

CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 2,963,141,032
Level 3	-

Total	$ -

12

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Connecticut -	Bethel, Connecticut, GO, BAN, 2.50%, 3/26/09	$ 19,300	$ 19,342,483

93.7%	Branford, Connecticut, GO, BAN, 2.50%, 9/09/09	4,700	4,723,725

	Connecticut State Development Authority, IDR (Cheshire CPL LLC), VRDN,
	AMT, 1.35%, 12/01/22 (a)(b)	1,720	1,720,000

	Connecticut State Development Authority, IDR (Reflexite Corporation
	Project), VRDN, Series A, 1.35%, 8/01/13 (a)(b)	1,070	1,070,000

	Connecticut State Development Authority, IDR (Reflexite Corporation
	Project), VRDN, Series B, 1.35%, 8/01/13 (a)(b)	1,175	1,175,000

	Connecticut State Development Authority, IDR, Refunding (The Energy
	Network), VRDN, AMT, 1.85%, 9/01/25 (a)(b)	5,500	5,500,000

	Connecticut State Development Authority Revenue Bonds (Solid Waste
	Project - Rand-Whitney Container Board), VRDN, AMT, 1.21%,
	8/01/23 (a)(b)	11,435	11,435,000

	Connecticut State Development Authority, Water Facilities Revenue
	Refunding Bonds (Connecticut Water Company Project), VRDN, AMT,
	Series A, 1.87%, 7/01/28 (a)(b)	1,250	1,250,000

	Connecticut State Development Authority, Water Facilities Revenue
	Refunding Bonds (Connecticut Water Company Project), VRDN, Series A,
	1.77%, 9/01/28 (a)(b)	1,150	1,150,000

	Connecticut State, GO, PUTTERS, VRDN, Series 320, 1.15%,
	11/15/20 (a)(b)(c)	6,000	6,000,000

	Connecticut State, GO, Refunding, FLOATS, VRDN, Series 514, 4.17%,
	12/15/13 (a)(b)(c)	6,000	6,000,000

	Connecticut State, GO, VRDN, Series A, 1.10%, 2/15/21 (a)(b)	10,000	10,000,000

	Connecticut State, HFA, Housing Revenue Bonds (CIL Realty, Inc.), VRDN,
	0.80%, 7/01/32 (a)(b)	1,600	1,600,000

	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
	Program), VRDN, AMT, Series D, 1.40%, 11/15/24 (a)(b)	7,557	7,557,000

	Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance
	Program), VRDN, AMT, Sub-Series E-4, 2.25%, 11/15/27 (a)(b)(d)	8,555	8,555,000

	Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage
	Finance Program), VRDN, AMT, Sub-Series A-3, 2.25%, 5/15/33 (a)(b)(d)	18,675	18,675,000

	Connecticut State, HFA, Revenue Refunding Bonds (Housing Mortgage
	Finance Program), VRDN, AMT, Sub-Series B-4, 1.85%, 5/15/32 (a)(b)(d)	11,300	11,300,000

	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Avon Old Farms School, Inc.), VRDN, Series A, 1.15%,
	7/01/34 (a)(b)	3,160	3,160,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	M/F	Multi-Family
CP	Commercial Paper	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

1

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut State Health and Educational Facilities Authority Revenue
Bonds, Bank of America AUSTIN Trust, VRDN, Series 2008-352, 1.25%,
7/01/13 (a)(b)(c)	$ 19,870	$ 19,870,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Central Connecticut Coast YMCA), VRDN, Series A, 1%,
7/01/33 (a)(b)	3,865	3,865,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Charlotte Hungerford), VRDN, Series C, 1.15%, 7/01/13 (a)(b)	935	935,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Adult Day Care), VRDN, Series A, 1.33%, 7/01/36 (a)(b)	3,965	3,965,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Boys and Girls Club), VRDN, Series A, 1.38%,
7/01/33 (a)(b)	5,025	5,025,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Family YMCA), VRDN, Series A, 1.33%, 7/01/35 (a)(b)	5,805	5,805,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Greenwich Hospital), VRDN, Series C, 0.80%, 7/01/26 (a)(b)	11,755	11,755,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Hamden Country Day School), VRDN, Series A, 1.15%,
7/01/38 (a)(b)	2,800	2,800,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Hartford Hospital), VRDN, Series B, 1.15%, 7/01/30 (a)(b)	5,000	5,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Health Care Capital Asset), VRDN, Series A-1, 1.15%,
7/01/31 (a)(b)	14,880	14,880,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Health Care Capital Asset), VRDN, Series B-1, 1.15%,
7/01/38 (a)(b)	10,000	10,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (The Hotchkiss School), VRDN, Series A, 0.80%, 7/01/30 (a)(b)	5,840	5,840,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (King & Low-Heywood Thomas School), VRDN, Series A, 1.38%,
7/01/33 (a)(b)	10,135	10,135,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Klingberg Family Center), VRDN, Series A, 1.15%, 7/01/32 (a)(b)	4,875	4,875,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Lawrence & Memorial Hospital), VRDN, Series E, 0.80%,
7/01/34 (a)(b)	10,505	10,505,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Rectory School), VRDN, Series A, 1.38%, 7/01/30 (a)(b)	6,170	6,170,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (University of New Haven), VRDN, AMT, Series E, 1.97%,
7/01/35 (a)(b)	6,925	6,925,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Wesleyan University), VRDN, Series E, 1.10%, 7/01/38 (a)(b)	6,000	6,000,000

2

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (The Whitby School), VRDN, Series A, 1%, 7/01/21 (a)(b)	$ 2,330	$ 2,330,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series T-2, 0.75%, 7/01/29 (a)(b)	10,500	10,500,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series U, 0.75%, 7/01/33 (a)(b)	61,835	61,835,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series V-1, 0.70%, 7/01/36 (a)(b)	7,500	7,500,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series V-2, 0.70%, 7/01/36 (a)(b)	9,770	9,770,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series X-2, 0.75%, 7/01/37 (a)(b)	5,000	5,000,000

Connecticut State Health and Educational Facilities Authority Revenue
Bonds (Yale University), VRDN, Series Y-2, 0.70%, 7/01/35 (a)(b)	2,800	2,800,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Ascension Health Credit Group), VRDN, Series B, 0.80%,
11/15/29 (a)(b)	1,090	1,090,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Choate Rosemary Hall Foundation), VRDN, Series D,
0.90%, 7/01/37 (a)(b)	8,870	8,870,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Danbury Hospital), VRDN, Series J, 1.97%,
7/01/36 (a)(b)	25,000	25,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Gaylord Hospital, Inc.), VRDN, Series B, 1.15%,
7/01/37 (a)(b)	11,705	11,705,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Hospital of Central Connecticut ), VRDN, Series A,
1.15%, 7/01/24 (a)(b)	7,000	7,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Kingswood-Oxford School), VRDN, Series B, 1%,
7/01/30 (a)(b)	4,730	4,730,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Pierce Memorial Baptist Home), VRDN, Series A, 0.95%,
7/01/42 (a)(b)	6,515	6,515,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Saint Joseph College), VRDN, Series B, 1.20%,
7/01/38 (a)(b)	10,000	10,000,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Yale-New Haven Hospital Project), VRDN, Series K1,
0.80%, 7/01/25 (a)(b)	10,935	10,935,000

Connecticut State Health and Educational Facilities Authority, Revenue
Refunding Bonds (Yale-New Haven Hospital Project), VRDN, Series L1,
0.80%, 7/01/36 (a)(b)	5,600	5,600,000

3

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Connecticut State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Yale-New Haven Hospital), VRDN, Series L2, 0.80%,
	7/01/36 (a)(b)	$ 8,500	$ 8,500,000

	Connecticut State Revenue Bonds, Bank of America AUSTIN Trust, VRDN,
	Series 2008-1080, 1.20%, 7/01/42 (a)(b)(c)	2,636	2,636,000

	Connecticut State Special Tax Obligation Revenue Bonds (Transportation
	Infrastructure), VRDN, Second Lien, Series 1, 3%, 12/01/10 (a)(b)(e)	12,000	12,000,000

	Danbury, Connecticut, GO, Refunding, BAN, 2%, 7/30/09	12,500	12,537,128

	East Hampton, Connecticut, GO, Refunding, BAN, 2.25%, 4/15/09	2,985	2,990,781

	Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/09	25,000	25,029,119

	Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue
	Refunding Bonds (Underwood Tower Project), VRDN, 1.35%,
	6/01/20 (a)(b)(e)	14,145	14,145,000

	Hartford County, Connecticut, Metropolitan District, GO, 3.125%, 6/01/09	4,000	4,021,761

	Milford, Connecticut, GO, Refunding, BAN, 3.75%, 5/05/09	7,500	7,528,850

	Naugatuck, Connecticut, GO, BAN, 2.25%, 5/06/09	6,200	6,215,481

	New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at
	Waveny Care Center), VRDN, 0.80%, 1/01/22 (a)(b)	3,135	3,135,000

	New Haven, Connecticut, CP, 1.10%, 1/07/09	7,000	7,000,000

	New Haven, Connecticut, CP, 0.83%, 2/11/09	7,000	7,000,000

	New Haven, Connecticut, CP, 0.83%, 2/12/09	7,000	7,000,000

	New Haven, Connecticut, CP, 0.83%, 2/13/09	2,070	2,070,000

	Oxford, Connecticut, GO, BAN, 2%, 7/29/09	3,390	3,399,618

	South Central Connecticut Regional Water Authority, Water System
	Revenue Bonds, ROCS, VRDN, Series II-R-12184, 1.36%,
	8/01/13 (a)(b)(c)(f)(g)	14,010	14,010,000

			584,961,946

Puerto Rico - 4.4%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Revenue Refunding Bonds, ROCS, VRDN, Series II-R-10327CE, 1.37%,
	8/29/09 (a)(b)(c)	12,000	12,000,000

	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, VRDN,
	Series A-2, 3.25%, 7/01/29 (a)(b)(e)	7,700	7,700,000

	Puerto Rico Commonwealth, TRAN, Refunding, Series A2, 3%, 7/30/09	8,000	8,062,024

			27,762,024

	Total Investments (Cost - $612,723,970*) - 98.1%		612,723,970
	Other Assets Less Liabilities - 1.9%		11,581,360

	Net Assets - 100.0%		$ 624,305,330

* Cost for federal income tax purposes.

(a)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	AMBAC Insured.

(e)	FSA Insured.

(f)	BHAC Insured.

(g)	MBIA Insured.

4

CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 612,723,970
Level 3	-

Total	$ 612,723,970

5

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Florida - 98.3%	Alachua County, Florida, Health Facilities Authority, Health Facilities
	Revenue Bonds (Shands Teaching Hospital and Clinics, Inc. Project), VRDN,
	Series A, 1.10%, 12/01/12 (a)(b)	$ 11,350	$ 11,350,000

	Brevard County, Florida, HFA, M/F Housing Revenue Bonds (Timber Trace
	Apartments), VRDN, AMT, 1.45%, 3/15/45 (a)(b)	2,670	2,670,000

	Brevard County, Florida, HFA, M/F Housing Revenue Bonds (Wickham Club
	Apartments), VRDN, AMT, Series A, 2%, 8/15/37 (a)(b)	7,200	7,200,000

	Brevard County, Florida, School Board, RAN, Refunding, 2.75%, 4/24/09	6,000	6,020,651

	Broward County, Florida, BB&T Municipal Trust, GO, Refunding, FLOATS,
	VRDN, Series 2015, 1%, 7/01/16 (a)(b)(c)(d)	5,510	5,510,000

	Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend
	Artist Lofts Project), VRDN, AMT, 2.40%, 4/15/38 (a)(b)	750	750,000

	Citizens Property Insurance Corporation, Florida, Revenue Refunding Bonds,
	Municipal Securities Trust Certificates, VRDN, Series SGC-46, Class A, 1.25%,
	3/01/13 (a)(b)(c)	6,250	6,250,000

	Collier County, Florida, Educational Facilities Authority, Limited Obligation
	Revenue Bonds (Ave Maria University), VRDN, 1.45%, 10/01/36 (a)(b)	23,970	23,970,000

	Collier County, Florida, IDA, IDR, Refunding (Allete, Inc., Project), VRDN,
	AMT, 1.23%, 10/01/25 (a)(b)	2,000	2,000,000

	Florida Gulf Coast University Financing Corporation, Capital Improvement
	Revenue Bonds (Housing Project), VRDN, Series A, 2.01%, 2/01/38 (a)(b)	2,000	2,000,000

	Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart
	Pointe Apartments), VRDN, AMT, Series B-3, 1.25%, 4/01/34 (a)(b)	1,525	1,525,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Cutler
	Riverside Apartments), VRDN, AMT, 1.30%, 6/01/48 (a)(b)(e)	6,000	6,000,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds
	(Savannah Springs Apartments Limited), VRDN, AMT, Series N, 1.45%,
	12/15/44 (a)(b)	7,000	7,000,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Wexford
	Apartments), VRDN, AMT, Series P, 1.23%, 8/01/35 (a)(b)	6,000	6,000,000

	Florida Housing Finance Corporation, ROCS, VRDN, AMT, Series II-R-11688,
	1.44%, 1/01/37 (a)(b)(c)	3,000	3,000,000

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
LIFERS	Long Inverse Floating Exempt Receipts

1

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida Housing Finance Corporation Revenue Bonds, ROCS, VRDN, AMT,
Series II-R-11209, 1.46%, 1/01/17 (a)(b)(c)(e)(f)(g)	$ 7,250	$ 7,250,000

Florida Revenue Bonds, BB&T Municipal Trust, FLOATS, VRDN, Series 1010,
1.22%, 1/15/19 (a)(b)(c)	2,850	2,850,000

Florida Revenue Bonds, BB&T Municipal Trust, FLOATS, VRDN, Series 1020,
1.22%, 4/01/24 (a)(b)(c)	6,000	6,000,000

Florida State Board of Education, Public Education Capital Outlay, GO,
JPMorgan Securities, Inc., PUTTERS, VRDN, Series 3251, 1.20%,
6/01/31 (a)(b)(c)	2,000	2,000,000

Florida State Board of Education, Public Education Capital Outlay, GO,
PUTTERS, VRDN, Series 2387, 1.20%, 6/01/15 (a)(b)(c)	3,525	3,525,000

Florida State Board of Education, Public Education Capital Outlay, GO, Series
A, 5%, 6/01/09	4,495	4,547,908

Florida State Department of Transportation, GO (Right-of-Way Acquisition
and Bridge Construction), Series A, 5.25%, 7/01/09	1,000	1,019,680

Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds,
FLOATS, VRDN, Series 2854, 1.97%, 7/01/35 (a)(b)(c)	2,700	2,700,000

Gainesville, Florida, Utilities System Revenue Bonds, VRDN, Series B, 1%,
10/01/38 (a)(b)	2,900	2,900,000

Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series
C, 1.15%, 10/01/26 (a)(b)	15,000	15,000,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Adventist Health System), VRDN, Series A, 1.10%, 11/15/26 (a)(b)	2,030	2,030,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue
Bonds (Adventist Health System), VRDN, Series A-2, 1.20%,
11/15/37 (a)(b)	3,000	3,000,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Adventist Health System), VRDN, Series B-3, 1.27%,
11/15/31 (a)(b)	5,995	5,995,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue
Refunding Bonds (Adventist Health System), VRDN, Series C, 1.20%,
11/15/21 (a)(b)	3,500	3,500,000

Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Brandon
Crossing Apartments), VRDN, AMT, 1.35%, 11/15/31 (a)(b)(f)	4,300	4,300,000

Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore
Crossings Apartments), VRDN, AMT, 2.50%, 12/15/38 (a)(b)	3,750	3,750,000

Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy
Apartments), VRDN, AMT, 1.75%, 12/15/39 (a)(b)	4,000	4,000,000

Jacksonville Electric Authority, Florida, Electric System Revenue Refunding
Bonds, VRDN, Series 3-B-1, 3.10%, 10/01/40 (a)(b)	6,990	6,990,000

Jacksonville Electric Authority, Florida, Electric System Revenue Refunding
Bonds, VRDN, Series 3-C-3, 0.80%, 10/01/38 (a)(b)	2,200	2,200,000

2

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Jacksonville, Florida, Economic Development Commission, Special Facilities
Airport Revenue Bonds (Holland SheltAir Aviation), VRDN, AMT, Series A-1,
1.45%, 11/01/34 (a)(b)	$ 3,000	$ 3,000,000

Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove
Apartments), VRDN, AMT, 2.50%, 9/15/38 (a)(b)	1,500	1,500,000

Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Hartwood
Apartments), VRDN, AMT, 1.35%, 6/01/36 (a)(b)(e)	5,735	5,735,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
(Baptist Medical), VRDN, 1.05%, 8/15/34 (a)(b)	6,700	6,700,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
(Southern Baptist Hospital), VRDN, Series B, 1.10%, 8/15/33 (a)(b)	1,600	1,600,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds,
VRDN, Series C, 1.10%, 8/15/33 (a)(b)	800	800,000

Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd.
Project), VRDN, AMT, 1.35%, 11/01/32 (a)(b)	6,840	6,840,000

Lakeland, Florida, Energy System Revenue Refunding Bonds, VRDN,
Series B, 1.10%, 10/01/37 (a)(b)	10,000	10,000,000

Manatee County, Florida, School District, GO, TAN, 3%, 10/07/09	3,500	3,536,013

Miami-Dade County, Florida, Education Facilities Authority, Revenue
Refunding Bonds (Florida Memorial College Project), VRDN, 1.20%,
10/01/27 (a)(b)	2,960	2,960,000

Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds,
FLOATS, VRDN, Series 2710, 1.27%, 4/01/38 (a)(b)(c)	7,410	7,410,000

Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding
Bonds (Florida Power and Light Company Project), VRDN, AMT, 1.20%,
2/01/23 (a)(b)	12,200	12,200,000

Miami-Dade County, Florida, Revenue Bonds, Deutsche Bank SPEARs/LIFERs
Trust, SPEARs, VRDN, Series DB-538, 1.25%,
4/01/27 (a)(b)(c)(h)	2,240	2,240,000

Orange County, Florida, IDA, IDR (Central Florida YMCA Project), VRDN,
1.20%, 12/01/32 (a)(b)	1,070	1,070,000

Orlando, Florida, Utilities Commission, Utility System Revenue Refunding
Bonds, 5%, 7/01/09	3,000	3,049,776

Orlando, Florida, Utilities Commission, Utility System Revenue Refunding
Bonds, 5.25%, 7/01/09	3,775	3,839,384

Orlando-Orange County Expressway Authority, Florida, Expressway Revenue
Refunding Bonds, VRDN, Sub-Series B-1, 1.20%, 7/01/40 (a)(b)	2,900	2,900,000

Palm Beach County, Florida, Revenue Bonds (Joseph L. Morse Geriatric
Obligor Group), VRDN, 1.10%, 5/01/33 (a)(b)	7,075	7,075,000

Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight
Safety Project), VRDN, AMT, 1.88%, 6/01/20 (a)(b)	17,895	17,895,000

Pasco County, Florida, School Board, COP, Refunding, VRDN, Series C,
1.20%, 8/01/32 (a)(b)	2,700	2,700,000

3

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Seminole County, Florida, School District, GO, TAN, 3%, 9/23/09	$ 8,000	$ 8,075,649

Sunshine State Governmental Finance Commission, Florida, Revenue Bonds,
VRDN, 1.90%, 7/01/16 (a)(b)	11,200	11,200,000

Sunshine State Governmental Finance Commission, Florida, Revenue Bonds,
VRDN, 2.25%, 7/01/16 (a)(b)	4,000	4,000,000

University of South Florida Foundation, Inc. Revenue Bonds, VRDN, 1.22%,
12/01/19 (a)(b)	8,700	8,700,000

Total Investments (Cost - $309,829,061*) - 98.3%		$ 309,829,061
Other Assets Less Liabilities - 1.7%		5,517,107

Net Assets - 100.0%		$ 315,346,168

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	MBIA Insured.

(e)	FHLMC Collateralized.

(f)	FNMA Collateralized.

(g)	GNMA Collateralized.

(h)	AMBAC Insured.

4

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 309,829,061
Level 3	-

Total	$ 309,829,061

5

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Massachusetts - 100.0%	Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	$ 3,540	$ 3,541,604

	Cohasset, Massachusetts, BAN, 2.50%, 8/07/09	10,000	10,053,125

	Dartmouth, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,186	2,193,283

	Haverhill, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,788	2,796,527

	Haverhill, Massachusetts, GO, BAN, Series A, 4%, 9/25/09	3,470	3,507,087

	Massachusetts Bay Transportation Authority Revenue Bonds, Clipper
	Tax-Exempt Certificates Trust, VRDN, Series 2007-18,
	1.35%, 5/01/20 (a)(b)(c)(d)	5,000	5,000,000

	Massachusetts Bay Transportation Authority Revenue Bonds,
	FLOATS, VRDN, Series SG-156, 1.40%, 7/01/30 (b)(c)(d)	11,060	11,060,000

	Massachusetts Bay Transportation Authority, Revenue Refunding
	Bonds, VRDN, 1.50%, 3/01/30 (c)(d)	10,000	10,000,000

	Massachusetts State, COP, Clipper Tax-Exempt Certificates Trust,
	VRDN, AMT, Series 1998-8, 1.35%, 6/01/10 (b)(c)(d)	4,510	4,510,000

	Massachusetts State, CP, 1.45%, 1/15/09	16,000	16,000,000

	Massachusetts State Development Finance Agency, CP, 1%,
	1/14/09	32,929	32,929,000

	Massachusetts State Development Finance Agency (Nantucket
	Electric Co.), CP, 1.18%, 3/12/09	3,900	3,900,000

	Massachusetts State Development Finance Agency, IDR (Cell
	Signaling Technology), VRDN, AMT, 1.40%, 12/01/10 (c)(d)	800	800,000

	Massachusetts State Development Finance Agency, IDR (Concord
	Foods Issue), VRDN, AMT, 1.40%, 4/01/21 (c)(d)	2,415	2,415,000

	Massachusetts State Development Finance Agency, IDR (V&S
	Taunton Galvanizing), VRDN, AMT, 2.35%, 12/01/23 (c)(d)	2,780	2,780,000

	Massachusetts State Development Finance Agency, M/F Housing
	Revenue Bonds (Avalon Acton Apartments), VRDN, AMT, 1.25%,
	7/15/40 (c)(d)(e)	7,000	7,000,000

	Massachusetts State Development Finance Agency, M/F Housing
	Revenue Bonds (Midway Studios Project), VRDN, AMT,
	Series A, 1.35%, 3/01/34 (c)(d)	5,155	5,155,000

	Massachusetts State Development Finance Agency Revenue Bonds
	(Babson College), VRDN, 1%, 10/01/32 (c)(d)	10,700	10,700,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
BAN	Bond Anticipation Notes	M/F	Multi-Family
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
CP	Commercial Paper	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

1

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Development Finance Agency Revenue Bonds
(Berkshire School Project), VRDN, 1.43%, 9/01/31 (c)(d)	$ 6,000	$ 6,000,000

Massachusetts State Development Finance Agency Revenue Bonds
(Boston College HS Issue), VRDN, 1.48%, 8/01/33 (c)(d)	4,770	4,770,000

Massachusetts State Development Finance Agency Revenue Bonds
(Clark University), VRDN, 1.45%, 10/01/38 (c)(d)	5,000	5,000,000

Massachusetts State Development Finance Agency Revenue Bonds
(Dean College), VRDN, 1.48%, 10/01/38 (c)(d)	2,400	2,400,000

Massachusetts State Development Finance Agency Revenue Bonds
(Lasell College), VRDN, 1.20%, 7/01/38 (c)(d)	2,000	2,000,000

Massachusetts State Development Finance Agency Revenue Bonds
(Lesley University), VRDN, 1.37%, 7/01/33 (c)(d)	4,515	4,515,000

Massachusetts State Development Finance Agency Revenue Bonds
(Melmark New England, Inc. Project), VRDN, 1.25%,
7/01/26 (c)(d)	1,450	1,450,000

Massachusetts State Development Finance Agency Revenue Bonds
(New Bedford Waste Services), VRDN, AMT, 1.50%,
6/01/21 (c)(d)	3,755	3,755,000

Massachusetts State Development Finance Agency Revenue Bonds
(New Jewish High School Project), VRDN, 1.50%,
6/01/32 (c)(d)	1,685	1,685,000

Massachusetts State Development Finance Agency Revenue Bonds
(Walnut Hill School District), VRDN, 1.48%, 7/01/32 (c)(d)	1,505	1,505,000

Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Assumption College Project), VRDN, Series A,
1.37%, 3/01/32 (c)(d)	6,030	6,030,000

Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Fessenden School), VRDN, AMT, 1.37%,
8/01/31 (c)(d)	9,470	9,470,000

Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Institute for Development Disabilities Project),
VRDN, 1.26%, 3/01/24 (c)(d)	10,895	10,895,000

Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Lasell College), VRDN, 1.20%, 7/01/36 (c)(d)	1,570	1,570,000

Massachusetts State Development Finance Agency, Revenue
Refunding Bonds (Worcester Polytechnic Institute), VRDN,
Series A, 1.15%, 9/01/35 (c)(d)	7,750	7,750,000

Massachusetts State, FLOATS, VRDN, Series SG-126, 1.25%,
8/01/18 (b)(c)(d)	3,255	3,255,000

Massachusetts State, GO (Central Artery), VRDN, Series B, 1.15%,
12/01/30 (c)(d)	4,100	4,100,000

Massachusetts State, GO, RAN, Series B, 4%, 4/30/09	5,000	5,029,212

Massachusetts State, GO, RAN, Series C, 4%, 5/29/09	5,000	5,036,233

2

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State, GO, Refunding, BB&T Municipal Trust, FLOATS,
VRDN, Series 56, 1.16%, 11/01/25 (b)(c)(d)	$ 6,450	$ 6,450,000

Massachusetts State, GO, Refunding, VRDN, Series A, 1.05%,
2/01/28 (c)(d)	15,000	15,000,000

Massachusetts State, GO, Refunding, VRDN, Series B, 1.05%,
1/01/21 (c)(d)	11,920	11,920,000

Massachusetts State, GO, VRDN, Series O, 1.65%, 11/01/14 (c)(d)	2,790	2,790,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Alliance Health of South Eastern Massachusetts),
VRDN, Series A, 1.28%, 7/01/37 (c)(d)	6,100	6,100,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Bentley College Project), VRDN, Series K, 1%,
7/01/30 (c)(d)	2,000	2,000,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Essex Museum), VRDN, 1.15%, 7/01/33 (c)(d)	1,985	1,985,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Harvard University), BB&T Municipal Trust, FLOATS,
VRDN, Series 56, 1.15%, 10/01/32 (c)(d)	5,000	5,000,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds, (Harvard Vanguard Medical Associates Project) Bank
of America MACON Trust, VRDN, Series 2007-310, 1.30%,
6/15/12 (b)(c)(d)	5,070	5,070,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Harvard Vanguard Medical Associates Project),
VRDN, 0.95%, 7/01/29 (c)(d)	400	400,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Partners Healthcare System), VRDN,
Series D-4, 0.95%, 7/01/38 (c)(d)	16,650	16,650,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Pooled Loan Program), VRDN, Series N, 1.35%,
2/01/38 (c)(d)	4,400	4,400,000

Massachusetts State Health and Educational Facilities Authority
Revenue Bonds (Sherrill House, Inc.), VRDN, Series A-1, 1%,
1/01/32 (c)(d)	7,100	7,100,000

Massachusetts State Health and Educational Facilities Authority,
Revenue Refunding Bonds (Northeastern University), VRDN,
Series W, 1%, 10/01/28 (c)(d)	5,000	5,000,000

Massachusetts State Health and Educational Facilities Authority,
Revenue Refunding Bonds (Partners Healthcare System), VRDN,
Series F-3, 0.95%, 7/01/40 (c)(d)	3,445	3,445,000

Massachusetts State Health and Educational Facilities Authority,
Revenue Refunding Bonds (Wellesley College), VRDN, Series I,
0.85%, 7/01/39 (c)(d)	3,000	3,000,000

3

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (AFC Cable Systems, Inc. Issue), VRDN, AMT, 1.40%,
7/01/16 (c)(d)	$ 1,410	$ 1,410,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (BBB Esquire LLC), VRDN, AMT, 1.22%,
12/01/16 (c)(d)	1,200	1,200,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (Bodwell Project), VRDN, AMT, 1.45%,
7/01/17 (c)(d)	4,000	4,000,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (Constitution Project), VRDN, AMT, 1.22%,
6/01/18 (c)(d)	2,600	2,600,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (Garlock Printing Corp.), VRDN, AMT, 1.40%,
12/01/17 (c)(d)	600	600,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (Gem Group, Inc. Issue), VRDN, AMT, 1.40%,
7/01/16 (c)(d)	1,680	1,680,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (OCT Co., Inc. Project), VRDN, AMT, 1.22%, 12/01/17 (c)(d)	2,800	2,800,000

Massachusetts State Industrial Finance Agency, Industrial Revenue
Bonds (Tamasi Family Issue), VRDN, AMT, 1.50%,
5/01/13 (c)(d)	1,000	1,000,000

Massachusetts State Industrial Finance Agency Revenue Bonds (JHC
Assisted Living Corporation), VRDN, Series A, 1.30%,
12/01/29 (c)(d)	4,985	4,985,000

Massachusetts State Industrial Finance Agency, Revenue Refunding
Bonds (Lightolier, Inc. Project), VRDN, 1.15%,
7/29/10 (c)(d)	5,000	5,000,000

Massachusetts State Industrial Finance Agency, Solid Waste Disposal
Revenue Bonds (E.L. Harvey & Sons, Inc.), VRDN, AMT, 1.40%,
1/01/11 (c)(d)	630	630,000

Massachusetts State Industrial Finance Agency, Solid Waste Disposal
Revenue Bonds (E.L. Harvey & Sons, Inc.), VRDN, AMT, 1.40%,
6/01/13 (c)(d)	1,005	1,005,000

Massachusetts State School Building Authority, Dedicated Sales Tax
Revenue Bonds, PUTTERS, VRDN, Series 1197, 1.70%,
8/15/13 (b)(c)(d)(f)	7,150	7,150,000

Massachusetts State School Building Authority, Dedicated Sales Tax
Revenue Bonds, ROCS, VRDN, Series II-R-12179, 1.70%,
8/15/15 (b)(c)(d)(g)	3,000	3,000,000

Massachusetts State Water Pollution Abatement Trust, Pool Program
Revenue Bonds, ROCS, VRDN, Series II-R-11537PB,
1.44%, 8/01/26 (b)(c)(d)	12,500	12,500,000

4

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts State Water Pollution Abatement Trust, Revenue
Refunding Bonds, Municipal Securities Trust Certificates, VRDN,
Series SGA 87, 1.15%, 8/01/23 (b)(c)(d)	$ 21,375	$ 21,375,000

North Andover, Massachusetts, GO, BAN, 2.50%, 6/18/09	1,644	1,649,640

Quincy, Massachusetts, GO, Refunding, BAN, 2.50%, 7/30/09	10,650	10,705,900

Somerville, Massachusetts, GO, BAN, 2.50%, 2/20/09	5,415	5,421,087

West Tisbury, Massachusetts, GO, BAN, 2.50%, 10/15/09	4,000	4,024,897

Westborough, Massachusetts, GO, BAN, 2.50%, 8/28/09	2,806	2,819,634

Winchester, Massachusetts, GO, BAN, 2.50%, 2/04/09	2,500	2,501,880

Woburn, Massachusetts, GO, BAN, 2.25%, 7/24/09	2,500	2,508,698

Total Investments (Cost - $417,432,807*) - 100.0%		417,432,807
Liabilities in Excess of Other Assets - (0.0)%		(169,480)

Net Assets - 100.0%		$ 417,263,327

* Cost for federal income tax purposes.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(e)	FNMA Collateralized.

(f)	MBIA Insured.

(g)	FSA Insured.

5

CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust Schedule of Investments December 31, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 417,432,807
Level 3	-

Total	$ 417,432,807

6

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Michigan - 93.6%	Battle Creek, Michigan, Housing Corporation, Housing Revenue
	Bonds, VRDN, Series 1997-A, 1.38%, 2/01/27 (a)(b)	$ 770	$ 770,000

	Berrien County, Michigan, Economic Development Corporation
	Revenue Bonds (Arlington Corp. Project), VRDN, AMT, 2.30%,
	9/01/16 (a)(b)	1,835	1,835,000

	Cheboygan, Michigan, Area Schools, GO, SAN, 2.75%, 6/30/09	2,250	2,258,343

	Dearborn, Michigan, School District, GO, SAN, 2.75%, 2/01/09	10,000	10,008,978

	Detroit, Michigan, Economic Development Corporation, Revenue
	Refunding Bonds (E.H. Associates Ltd. Project), VRDN, 1.70%,
	6/01/12 (a)(b)	4,950	4,950,000

	Detroit, Michigan, GO, TAN, 3.50%, 3/31/09	11,000	11,045,453

	Detroit, Michigan, Water Supply System, Revenue Refunding
	Bonds, ROCS, VRDN, Series II-R-11448, 1.39%,
	7/01/26 (a)(b)(c)(d)(e)	5,000	5,000,000

	East Jordan, Michigan, Public Schools, GO, SAN, 2.75%,
	6/24/09	1,800	1,809,110

	Eastern Michigan University, Revenue Refunding Bonds, VRDN,
	5%, 6/01/36 (a)(b)	13,000	13,000,000

	Genesee County, Michigan, Economic Development
	Corporation, Limited Obligation Revenue Bonds (Riegle Press,
	Inc. Project), VRDN, AMT, 1.77%, 8/01/15 (a)(b)	805	805,000

	Holland Charter Township, Michigan, Economic Development
	Corporation, Limited Obligation Revenue Bonds (Chicago Mission
	3A Hockey), VRDN, 2.10%, 10/01/28 (a)(b)	4,065	4,065,000

	Jackson County, Michigan, Economic Development Corporation,
	Limited Obligation Revenue Bonds (American Tooling Center
	Project), VRDN, AMT, 2.40%, 6/01/11 (a)(b)	1,200	1,200,000

	Lakeview, Michigan, School District (Calhoun District), GO,
	VRDN, Series B, 1.05%, 5/01/32 (a)(b)	6,900	6,900,000

	Marquette County, Michigan, Economic Development
	Corporation, Limited Obligation Revenue Bonds (Pioneer Labs,
	Inc. Project), VRDN, AMT, Series A, 1.33%, 6/01/12 (a)(b)	400	400,000

	Michigan Municipal Bond Authority, BAN, 3%, 7/15/09	5,000	5,056,831

	Michigan Municipal Bond Authority Revenue Notes,
	Series A-1, 3%, 8/20/09	8,500	8,572,829

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	ROCS	Reset Option Certificates
BAN	Bond Anticipation Notes	SAN	State Aid Notes
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable
HDA	Housing Development Authority		Adjustable Receipts
IDR	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
LIFERS	Long Inverse Floating Exempt Receipts	VRDN	Variable Rate Demand Notes
M/F	Multi-Family

1

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State, HDA, M/F Housing Revenue Bonds (Berrien
Woods III), VRDN, AMT, Series A, 1.23%, 7/01/32 (a)(b)	$ 5,615	$ 5,615,000

Michigan State, HDA, M/F Limited Obligation Revenue Bonds
(Arbors), VRDN, AMT, Series A, 1.55%, 9/01/35 (a)(b)	2,255	2,255,000

Michigan State, HDA, Rental Housing Revenue Refunding Bonds,
VRDN, AMT, Series A, 1.40%, 10/01/37 (a)(b)	22,500	22,500,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT,
Series D, 1.35%, 1/06/09 (a)(b)	9,000	9,000,000

Michigan State, HDA, Revenue Refunding Bonds, VRDN, AMT,
Series F, 1.50%, 12/01/38 (a)(b)	7,600	7,600,000

Michigan State Hospital Finance Authority, Revenue Refunding
Bonds (Ascension Health), VRDN, Series B, 0.80%,
11/15/33 (a)(b)	500	500,000

Michigan State Hospital Finance Authority, Senior Credit
Revenue Refunding Bonds (Ascension Health), VRDN,
Series B-1, 0.80%, 11/15/26 (a)(b)	4,620	4,620,000

Michigan State Hospital Finance Authority, Senior Credit
Revenue Refunding Bonds (Ascension Health), VRDN,
Series B-7, 0.80%, 11/15/26 (a)(b)	8,000	8,000,000

Michigan State Hospital Finance Authority, Senior Credit
Revenue Refunding Bonds (Ascension Health), VRDN,
Series B-8, 0.80%, 11/15/26 (a)(b)	4,000	4,000,000

Michigan State Revenue Bonds, Deutsche Bank SPEARs/LIFERs
Trust, SPEARs, VRDN, Series DBE-698, 1.25%,
9/15/27 (a)(b)(d)(f)	8,845	8,845,000

Michigan State Strategic Fund, Limited Obligation, IDR
(GNP Real Estate Project), VRDN, AMT, 1.45%, 7/01/34 (a)(b)	1,920	1,920,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Alphi Manufacturing, Inc. Project), VRDN, AMT, 1.55%,
5/01/19 (a)(b)	1,000	1,000,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(BBPV Project), VRDN, AMT, Series A-2, 1.78%,
1/01/14 (a)(b)	175	175,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Biewer of Lansing LLC Project), VRDN, AMT, 2.50%,
5/01/19 (a)(b)	160	160,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (C&M Manufacturing Corporation, Inc. Project), VRDN,
AMT, 2.30%, 7/01/14 (a)(b)	2,190	2,190,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Chambers Enterprises II Project), VRDN, AMT, 1.40%,
11/01/18 (a)(b)	625	625,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Continental Carbonic Products), VRDN, AMT, 1.15%,
3/01/32 (a)(b)	1,825	1,825,000

2

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Drake Enterprises, Inc. Project), VRDN, AMT, 2.30%,
6/01/15 (a)(b)	$ 1,800	$ 1,800,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Environmental Quality Company Project), VRDN, AMT,
1.40%, 5/01/26 (a)(b)	2,520	2,520,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Gentz Aerospace Production LLC Project), VRDN, AMT,
1.40%, 5/01/21 (a)(b)	2,940	2,940,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Glastender, Inc. Project), VRDN, AMT, 2.30%,
12/01/10 (a)(b)	1,200	1,200,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Golden Keys Development LLC Project), VRDN, AMT,
2.30%, 3/01/18 (a)(b)	2,250	2,250,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Haviland Products Company Project), VRDN, AMT,
1.40%, 9/01/32 (a)(b)	2,100	2,100,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Krehier Wire Processing Project), VRDN, AMT, 1.40%,
10/01/36 (a)(b)	1,200	1,200,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (MANS Project), VRDN, AMT, Series C, 1.40%,
11/01/20 (a)(b)	1,600	1,600,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Merrill Tool Holdings Co. Project), VRDN, AMT,
Series A, 1.80%, 6/01/25 (a)(b)	900	900,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Merrill Tool Holdings Co. Project), VRDN, AMT,
Series B, 1.80%, 6/01/25 (a)(b)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(Morrell, Inc. Project), VRDN, AMT, 1.40%,
5/01/22 (a)(b)	1,400	1,400,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Packaging Direct, Inc. Project), VRDN, AMT, 1.75%,
12/01/28 (a)(b)	1,685	1,685,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Partalis Properties Project), VRDN, AMT, 3.30%,
10/01/28 (a)(b)	1,950	1,950,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Pioneer Labs, Inc. Project), VRDN, AMT, 1.30%,
9/01/12 (a)(b)	500	500,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Richwood Industries, Inc. Project), VRDN, AMT, 3.15%,
9/01/30 (a)(b)	2,300	2,300,000

3

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Riverwalk Properties LLC Project), VRDN, AMT, 1.40%,
8/01/21 (a)(b)	$ 3,200	$ 3,200,000

Michigan State Strategic Fund, Limited Obligation Revenue Bonds
(TEI Investments LLC), VRDN, AMT, 1.40%,
2/01/22 (a)(b)	535	535,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Vector Investments LLC Project), VRDN, AMT, 1.33%,
2/01/20 (a)(b)	1,200	1,200,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (WDKK Development LLC Project), VRDN, AMT, 1.40%,
1/01/24 (a)(b)	2,000	2,000,000

Michigan State Strategic Fund, Limited Obligation Revenue
Bonds (Whitehall Industries), VRDN, AMT, Series A-6, 1.78%,
1/01/14 (a)(b)	175	175,000

Michigan State Strategic Fund, Limited Obligation Revenue
Refunding Bonds (Consumers Energy Company Project), VRDN,
1.10%, 4/15/18 (a)(b)	5,700	5,700,000

Michigan State Strategic Fund, Limited Obligation Revenue
Refunding Bonds (Detroit Edison Company Project), VRDN,
AMT, Series DT, 1.80%, 12/01/36 (a)(b)	6,000	6,000,000

Michigan State Strategic Fund, Limited Obligation Revenue
Refunding Bonds (Detroit Edison Company Project), VRDN,
Series KT, 1.60%, 7/01/20 (a)(b)	4,400	4,400,000

Michigan State Strategic Fund, Limited Obligation Revenue
Refunding Bonds (Hannah Technology and Resource Center
Project), VRDN, AMT, 1.40%, 11/01/14 (a)(b)	200	200,000

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds (Marian High
School, Inc. Project), VRDN, 1.75%, 5/01/37 (a)(b)	3,055	3,055,000

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds (Schain Mold &
Engineering), VRDN, AMT, 2.30%, 4/01/21 (a)(b)	2,000	2,000,000

Oakland County, Michigan, Economic Development Corporation,
Limited Obligation Revenue Refunding Bonds
(Pratt & Miller Engineering), VRDN, AMT, 1.45%,
10/01/29 (a)(b)	2,500	2,500,000

Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange
Project), VRDN, AMT, 2.30%, 9/01/19 (a)(b)	1,300	1,300,000

Saline, Michigan, Area Schools, GO, Refunding, VRDN, 1.05%,
5/01/30 (a)(b)	4,830	4,830,000

University of Michigan, General Revenue Bonds, VRDN,
Series B, 0.80%, 4/01/35 (a)(b)	2,100	2,100,000

University of Michigan, University Hospital Revenue Bonds,
VRDN, Series A, 1.35%, 12/01/35 (a)(b)	17,700	17,700,000

4

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	University of Michigan, University Hospital Revenue Refunding
	Bonds, VRDN, Series A, 1.35%, 12/01/19 (a)(b)	$ 2,300	$ 2,300,000

	University of Michigan, University Hospital Revenue Refunding
	Bonds, VRDN, Series A-2, 1.35%, 12/01/24 (a)(b)	14,800	14,800,000

	Wayne County, Michigan, Airport Authority, Revenue Refunding
	Bonds, VRDN, AMT, Series E, 1.30%,
	12/01/16 (a)(b)	10,900	10,900,000

	Wayne County, Michigan, Airport Authority, Revenue Refunding
	Bonds, VRDN, AMT, Series F, 1.23%,
	12/01/16 (a)(b)	10,900	10,900,000

			280,046,544

Puerto Rico - 7.0%	Puerto Rico Commonwealth Highway and Transportation
	Authority, Revenue Refunding Bonds, ROCS, VRDN,
	Series II-R-10327CE, 1.37%, 8/29/09 (a)(b)(d)	5,700	5,700,000

	Puerto Rico Commonwealth, Public Improvement, GO,
	Refunding, Bank of America AUSTIN Trust, VRDN,
	Series 2008-355, 1.25%, 7/01/11 (a)(b)(d)	15,125	15,125,000

			20,825,000

	Total Investments (Cost - $300,871,544*) - 100.6%		300,871,544
	Liabilities in Excess of Other Assets - (0.6)%		(1,708,957)

	Net Assets - 100.0%		$ 299,162,587

	* Cost for federal income tax purposes.

(a)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(b)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c)	BHAC Insured.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	FGIC Insured.

(f)	FSA Insured.

5

CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi- annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 300,871,544
Level 3	-

Total	$ 300,871,544

6

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New Jersey - 83.4%	Allamuchy Township, New Jersey, GO, BAN, 2.50%, 7/21/09	$ 4,300	$ 4,311,884

	Bergen County, New Jersey, Improvement Authority, County-
	Guaranteed Shared DPW Facility, Lease Revenue Project
	Notes, 2.50%, 4/30/09	4,500	4,511,628

	Bridgewater Township, New Jersey, GO, BAN, 2.50%, 8/20/09	4,000	4,021,492

	Butler, New Jersey, GO, BAN, 2.50%, 8/28/09	4,914	4,929,801

	Camden County, New Jersey, Improvement Authority
	Revenue Bonds (Harvest Village Senior Redevelopment
	Project), VRDN, Series A, 1%, 7/01/29 (a)(b)	7,040	7,040,000

	Camden County, New Jersey, Improvement Authority, Special
	Revenue Bonds, VRDN, 1.25%, 9/01/26 (a)(b)	2,035	2,035,000

	Cape May, New Jersey, GO, 2.50%, 7/23/09	3,375	3,387,223

	Carteret, New Jersey, GO, BAN, 2%, 2/13/09	4,300	4,301,576

	Carteret, New Jersey, GO, BAN, 3.50%, 10/23/09	3,900	3,930,837

	Clinton, New Jersey, GO, BAN, 3.25%, 1/23/09	2,288	2,288,643

	Colts Neck Township, New Jersey, GO, BAN, Series A, 2.50%,
	8/19/09	3,593	3,607,165

	Cranbury Township, New Jersey, GO, BAN, 2.50%, 1/14/09	2,929	2,930,183

	Cranford Township, New Jersey, BAN, 2.25%, 2/04/09	4,247	4,247,989

	Delaware River and Bay Authority, Revenue Refunding Bonds,
	VRDN, 0.95%, 1/01/30 (a)(b)	3,100	3,100,000

	Demarest, New Jersey, GO, BAN, 2%, 2/18/09	1,259	1,260,012

	Dennis Township, New Jersey, GO, BAN, 2.25%, 3/20/09	1,000	1,000,550

	East Brunswick Township, New Jersey, GO, BAN, 3.50%,
	1/09/09	13,195	13,196,604

	East Hanover Township, New Jersey, GO, BAN, 2.50%,
	1/15/09	2,688	2,689,098

	East Hanover Township, New Jersey, GO, BAN, 2.50%,
	8/18/09	1,250	1,254,249

	Edgewater, New Jersey, GO, BAN, 2.50%, 8/21/09	8,684	8,730,860

	Egg Harbor, New Jersey, GO, BAN, 2%, 2/13/09	2,309	2,309,763

	Evesham Township, New Jersey, GO, BAN, Series A, 2.75%,
	8/04/09	4,089	4,107,955

	Garden State Preservation Trust of New Jersey, Open Space
	and Farmland Revenue Bonds, FLOATS, VRDN, Series DCL
	006, 3.50%, 11/01/28 (a)(b)(c)(d)	6,120	6,120,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
CP	Commercial Paper	ROCS	Reset Option Certificates
EDA	Economic Development Authority	S/F	Single-Family
EDR	Economic Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable
FLOATS	Floating Rate Securities		Receipts
GAN	Grant Anticipation Notes	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

1

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Gloucester City, New Jersey, GO, BAN, Series A, 2.25%,
4/28/09	$ 3,950	$ 3,955,135

Green Brook Township, New Jersey, GO, BAN, 2%, 2/20/09	1,600	1,601,339

Haddonfield, New Jersey, GO, BAN, 2.50%, 7/23/09	1,973	1,980,146

Hamilton Township, Atlantic County, New Jersey, GO, BAN,
2%, 2/06/09	2,683	2,683,624

Hammonton, New Jersey, GO, BAN, 3.50%, 1/09/09	8,827	8,828,230

Harrison Township, New Jersey, GO, BAN, Series A, 2.75%,
5/19/09	9,393	9,418,128

Hazlet Township, New Jersey, GO, BAN, 2.50%, 7/31/09	3,321	3,329,510

Highlands, New Jersey, GO, BAN, 3.125%, 1/29/09	2,859	2,860,221

Hillsborough Township, New Jersey, GO, BAN, 2.25%,
12/11/09	3,049	3,059,371

Howell Township, New Jersey, GO, BAN, 3%, 9/15/09	7,700	7,748,495

Howell Township, New Jersey, Sewer Utility, GO, BAN, 3%,
9/15/09	4,565	4,593,750

Hudson County, New Jersey, Improvement Authority Revenue
Bonds (Essential Purpose Pooled Government), VRDN, 1.05%,
7/15/26 (a)(b)	4,980	4,980,000

Keyport, New Jersey, GO, BAN, 2.25%, 8/07/09	6,485	6,496,421

Lakewood Township, New Jersey, GO, BAN, 2.75%, 7/10/09	3,160	3,171,342

Lambertville, New Jersey, GO, BAN, 2.50%, 6/12/09	4,837	4,850,185

Lenape Regional High School District, New Jersey, GO, GAN,
3.50%, 12/23/09	5,750	5,777,276

Leonia, New Jersey, GO, BAN, 2.50%, 2/27/09	4,388	4,390,995

Linwood, New Jersey, GO, BAN, 3%, 6/23/09	900	902,723

Little Ferry, New Jersey, GO, BAN, 2.75%, 7/17/09	4,996	5,020,214

Long Beach Township, New Jersey, GO, BAN, 3.50%,
12/16/09	3,118	3,165,870

Lower Township, New Jersey, GO, BAN, 2%, 4/03/09	3,631	3,633,267

Lower Township, New Jersey, GO, BAN, 2.50%, 5/29/09	4,000	4,005,748

Manalapan Township, New Jersey, GO, BAN, 2.75%, 2/06/09	3,825	3,828,460

Manasquan, New Jersey, GO, BAN, 2.50%, 1/30/09	1,200	1,200,299

Margate City, New Jersey, GO, BAN, 3%, 7/15/09	7,200	7,245,554

Maywood, New Jersey, GO, BAN, 2.50%, 3/20/09	2,132	2,134,738

Medford Township, New Jersey, GO, BAN, Series A, 2.75%,
7/14/09	7,821	7,854,183

Middle Township, New Jersey, GO, BAN, 2.50%, 7/15/09	4,094	4,110,100

Middlesex, New Jersey, GO, BAN, 2.75%, 5/21/09	6,075	6,087,274

Monmouth Beach, New Jersey, GO, BAN, 5%, 10/23/09	1,367	1,372,299

Morris Plains, New Jersey, GO, BAN, 2.50%, 7/24/09	1,225	1,229,045

New Jersey Building Authority, State Building Revenue Bonds,
VRDN, Sub-Series A-1, 0.75%, 6/15/23 (a)(b)	3,600	3,600,000

New Jersey Building Authority, State Building Revenue Bonds,
VRDN, Sub-Series A-3, 0.75%, 6/15/23 (a)(b)	5,395	5,395,000

New Jersey EDA, CP, 3%, 1/05/09	27,800	27,800,000

2

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, Dock Facility Revenue Refunding Bonds
(Bayonne/IMTT Project), VRDN, Series C, 0.85%, 12/01/27 (a)(b)	$ 4,000	$ 4,000,000

New Jersey EDA, EDR (The Frisch School Project), VRDN,
0.95%, 5/01/36 (a)(b)	5,400	5,400,000

New Jersey EDA, EDR (MZR Real Estate LP Project), VRDN,
AMT, 2.13%, 12/01/26 (a)(b)	6,915	6,915,000

New Jersey EDA, EDR (Morris Museum Project), VRDN, 0.97%,
2/01/31 (a)(b)	10,000	10,000,000

New Jersey EDA, EDR (PB Tower & Metro Project), VRDN,
AMT, Series A, 1.38%, 11/01/26 (a)(b)	3,505	3,505,000

New Jersey EDA, EDR (PB Tower & Metro Project), VRDN,
AMT, Series B, 1.38%, 11/01/11 (a)(b)	1,910	1,910,000

New Jersey EDA, EDR, Refunding (Diocese of Metuchen
Project), VRDN, 1.05%, 9/01/30 (a)(b)	8,890	8,890,000

New Jersey EDA, EDR, Refunding (Jewish Community
Foundation Metro West), VRDN, 2.03%, 12/01/18 (a)(b)	5,400	5,400,000

New Jersey EDA, EDR (Wyckoff Family YMCA, Inc. Project),
VRDN, 1.10%, 10/01/23 (a)(b)	6,150	6,150,000

New Jersey EDA, Gas Facilities Revenue Refunding Bonds
(Pivotal Utility Holdings), VRDN, AMT, 0.90%, 6/01/32 (a)(b)	15,000	15,000,000

New Jersey EDA, Revenue Bonds (Applewood Estates
Project), VRDN, Series B, 1.05%, 10/01/35 (a)(b)	23,885	23,885,000

New Jersey EDA, Revenue Bonds (Applewood Estates
Project), VRDN, Series C, 1.05%, 10/01/10 (a)(b)	5,265	5,265,000

New Jersey EDA, Revenue Bonds (Esarc, Inc. Project), VRDN,
2.03%, 4/01/29 (a)(b)	2,490	2,490,000

New Jersey EDA, Revenue Bonds (Jewish Family Service),
VRDN, 2.03%, 2/01/22 (a)(b)	1,000	1,000,000

New Jersey EDA, Revenue Bonds (Presbyterian Homes),
VRDN, Series A, 1.17%, 4/01/31 (a)(b)	23,310	23,310,000

New Jersey EDA, Revenue Bonds (Urban League Project),
VRDN, 2.03%, 8/01/19 (a)(b)	2,725	2,725,000

New Jersey EDA, Revenue Refunding Bonds (Cedar Crest
Village, Inc.), VRDN, Series B, 0.97%, 1/01/36 (a)(b)	29,475	29,475,000

New Jersey EDA, Revenue Refunding Bonds (Presbyterian
Homes), VRDN, Series B, 1.17%, 4/01/16 (a)(b)	9,905	9,905,000

New Jersey EDA, School Facilities Construction Revenue
Bonds, VRDN, Sub-Series R-1, 0.85%, 9/01/31 (a)(b)	1,800	1,800,000

New Jersey EDA, School Facilities Construction Revenue
Bonds, VRDN, Sub-Series R-2, 1%, 9/01/31 (a)(b)	6,915	6,915,000

New Jersey EDA, School Facilities Construction, Revenue
Refunding Bonds, VRDN, Series V-1, 2.18%, 3/01/20 (a)(b)	15,000	15,000,000

New Jersey EDA, School Facilities Construction, Revenue
Refunding Bonds, VRDN, Series V-2, 2.50%, 3/01/24 (a)(b)	15,700	15,700,000

New Jersey EDA, Special Facility Revenue Bonds (Port
Newark Container LLC), VRDN, AMT, 1.20%, 7/01/30 (a)(b)	9,000	9,000,000

3

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey EDA, Thermal Energy Facilities Revenue Bonds
(Marina Energy LLC), VRDN, AMT, Series A, 1.50%,
9/01/31 (a)(b)	$ 9,200	$ 9,200,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Children's Specialized Hospital Project),
VRDN, Series B, 1.94%, 7/01/36 (a)(b)	16,285	16,285,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Meridian Health System), VRDN, Series B,
0.60%, 7/01/33 (a)(b)	27,500	27,500,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Recovery Management System, Inc.), VRDN,
1.25%, 3/01/30 (a)(b)	2,000	2,000,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Robert Wood Johnson University), VRDN,
Series A3, 1.94%, 7/01/23 (a)(b)	9,500	9,500,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds (Wiley Mission Project), VRDN, 1.25%,
7/01/29 (a)(b)	10,560	10,560,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (AHS Hospital Corporation Project),
VRDN, Series B, 0.62%, 7/01/36 (a)(b)	17,600	17,600,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (AHS Hospital Corporation Project),
VRDN, Series C, 0.62%, 7/01/36 (a)(b)	26,620	26,620,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (Holy Name Hospital), Bank of
America AUSTIN Trust, VRDN, Series 2008-353, 1.30%,
7/01/13 (a)(b)(c)	4,000	4,000,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (RWJ Health Care Corporation),
VRDN, 1.25%, 7/01/32 (a)(b)	7,565	7,565,000

New Jersey State Educational Facilities Authority, Revenue
Refunding Bonds (Centenary College), VRDN, Series A, 1.25%,
10/01/33 (a)(b)	7,740	7,740,000

New Jersey State, GO, Refunding, Series J, 5%, 7/15/09	1,700	1,736,075

New Jersey State Higher Education Assistance Authority,
Student Loan Revenue Bonds, RBC Municipal Products, Inc.,
FLOATS, VRDN, AMT, Series L-35, 1.43%, 12/01/31 (a)(b)(c)	25,245	25,245,000

New Jersey State Higher Education Assistance Authority,
Student Loan Revenue Bonds, RBC Municipal Products, Inc.,
FLOATS, VRDN, AMT, Series L-36, 1.43%, 12/01/32 (a)(b)(c)	11,500	11,500,000

New Jersey State Higher Education Assistance Authority,
Student Loan Revenue Bonds, ROCS, VRDN, AMT, Series II-R-
11571, 1.65%, 6/01/30 (a)(b)(c)(e)	4,500	4,500,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, 1.05%, 10/01/39 (a)(b)	15,000	15,000,000

4

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, AMT, Series Q, 2.50%,
4/01/32 (a)(b)	$ 42,200	$ 42,200,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, AMT, Series R, 2.50%,
4/01/38 (a)(b)	32,615	32,615,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, AMT, Series V, 0.80%,
10/01/37 (a)(b)	51,375	51,375,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, AMT, Series Y, 1.20%,
10/01/39 (a)(b)	9,000	9,000,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, AMT, Series Z, 1.05%,
10/01/34 (a)(b)	6,000	6,000,000

New Jersey State Housing and Mortgage Finance Agency, S/F
Housing Revenue Bonds, VRDN, Series P, 2%, 10/01/25 (a)(b)	20,585	20,585,000

New Jersey State Transportation Trust Fund Authority Revenue
Bonds, Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN, Series
DB-447, 1.22%, 12/15/36 (a)(b)(c)(d)(f)	3,000	3,000,000

New Jersey State Transportation Trust Fund Authority
Revenue Bonds, PUTTERS, VRDN, Series 332, 1.28%,
12/15/15 (a)(b)(c)(f)	12,945	12,945,000

New Milford, New Jersey, GO, BAN, 2.25%, 1/30/09	4,167	4,167,302

New Providence, New Jersey, GO, BAN, 2.50%, 2/20/09	1,040	1,040,987

Newark, New Jersey, Housing Authority, Port Authority-Port
Newark Marine Terminal, Revenue Refunding Bonds, BB&T
Municipal Trust, FLOATS, VRDN, Series 2044, 1.19%,
1/01/29 (a)(b)(c)(g)	4,375	4,375,000

Newark, New Jersey, Port Authority Revenue Bonds,
Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN,
Series DBE-511, 1.22%, 1/01/32 (a)(b)(c)(g)	5,390	5,390,000

Newton, New Jersey, GO, BAN, 2.50%, 6/25/09	3,249	3,257,595

Northvale, New Jersey, BAN, 2.50%, 2/20/09	1,985	1,987,384

Nutley, New Jersey, GO, BAN, 4%, 12/18/09	1,534	1,548,354

Oakland, New Jersey, GO, BAN, 2.25%, 2/11/09	1,127	1,127,330

Oakland, New Jersey, GO, BAN, 2.50%, 2/11/09	4,545	4,548,622

Park Ridge, New Jersey, GO, BAN, 2%, 2/06/09	2,100	2,100,186

Pascack Valley, New Jersey, Regional High School District,
GO, Temporary Notes, 2%, 2/06/09	2,051	2,051,182

Pennsauken Township, New Jersey, GO, BAN, Series A, 2.50%,
9/08/09	2,888	2,901,116

Phillipsburg, New Jersey, GO, BAN, 2.25%, 9/04/09	3,257	3,259,144

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN,
AMT, Series 3193, 1.33%, 6/01/13 (a)(b)(c)	12,995	12,995,000

5

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, PUTTERS, VRDN, Series 1546, 1.18%,
10/01/14 (a)(b)(c)	$ 7,200	$ 7,200,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile Structure
Obligation), VRDN, AMT, Series 1R, 1.20%, 8/01/28 (a)(b)	90,500	90,500,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile Structure
Obligation), VRDN, AMT, Series 4, 1.25%, 4/01/24 (a)(b)	88,400	88,400,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile Structure
Obligation), VRDN, AMT, Series 6, 1.25%, 12/01/17 (a)(b)	45,100	45,100,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile Structure
Obligation), VRDN, Series 3, 0.95%, 6/01/20 (a)(b)	23,000	23,000,000

Ridgefield Park, New Jersey, GO, BAN, 2.75%, 4/24/09	1,833	1,836,489

Rutherford, New Jersey, GO, BAN, 2.75%, 5/01/09	7,660	7,680,497

Salem County, New Jersey, Pollution Control Financing
Authority, Revenue Refunding Bonds (Public Service Electric
& Gas Company), VRDN, Series B2, 1%, 11/01/33 (a)(b)	7,000	7,000,000

Scotch Plains-Fanwood School District, New Jersey, GO, BAN,
Series A, 2.50%, 6/11/09	1,800	1,803,909

South Plainfield, New Jersey, GO, BAN, 2.75%, 7/01/09	7,320	7,350,340

Sussex County, New Jersey, GO, BAN, 2.50%, 6/24/09	3,204	3,212,280

Tinton Falls, New Jersey, GO, BAN, 3%, 1/23/09	1,576	1,576,519

Tinton Falls, New Jersey, GO, BAN, 3.125%, 1/23/09	1,450	1,450,475

Union Township, New Jersey, GO, BAN, 3.50%, 1/09/09	5,165	5,165,667

Union Township, New Jersey, GO, BAN, 2.50%, 8/07/09	5,814	5,833,134

Warren Township, New Jersey, GO, BAN, 2.50%, 4/23/09	4,180	4,189,914

Warren Township, New Jersey, GO, BAN, 3%, 4/23/09	1,520	1,524,612

Washington Township, Warren County, New Jersey, GO, BAN,
2.50%, 5/15/09	3,998	4,004,381

Wayne Township, New Jersey, GO, BAN, 2%, 9/18/09	5,320	5,350,506

West Long Branch, New Jersey, GO, BAN, 3%, 5/21/09	3,519	3,529,382

West Orange Township, New Jersey, GO, BAN, 2.50%,
4/09/09	2,462	2,467,251

West Paterson, New Jersey, GO, BAN, 2.75%, 7/17/09	5,303	5,328,617

Westfield, New Jersey, GO, BAN, 2.50%, 4/09/09	2,738	2,742,518

Westwood, New Jersey, GO, BAN, 2.50%, 7/24/09	2,351	2,358,772

Wildwood Crest, New Jersey, BAN, 2.50%, 1/16/09	2,405	2,405,527

Wood-Ridge Borough, New Jersey, GO, BAN, 2.25%, 2/20/09	2,028	2,026,046

		1,235,318,567

6

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Puerto Rico - 5.6%	Puerto Rico Commonwealth, Public Improvement, GO,
	Refunding, Bank of America AUSTIN Trust, VRDN,
	Series 2008-355, 1.25%, 7/01/11 (a)(b)(c)	82,900	$ 82,900,000

	Total Investments (Cost - $1,318,218,567*) - 89.0%		1,318,218,567
	Other Assets Less Liabilities - 11.0%		162,659,803

	Net Assets - 100.0%	$ 1,480,878,370

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	FSA Insured.

(e)	Assured Guaranty Insured.

(f)	AMBAC Insured.

(g)	MBIA Insured.

7

CMA New Jersey Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

  Effective April 1, 2008, the Fund adopted Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 1,318,218,567
Level 3	-

Total	$ 1,318,218,567

8

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New York - 97.8%	Albany County, New York, Airport Authority, Airport
	Revenue Refunding Bonds, VRDN, AMT, Series A, 1.35%,
	12/15/23 (a)(b)	$ 13,905	$13,905,000

	Albany, New York, City School District, GO, BAN,
	Series A, 3%, 6/26/09	10,000	10,057,622

	Albany, New York, IDA, Civic Facility Revenue Bonds
	(Albany Medical Center Hospital Project), VRDN,
	Series C, 1.25%, 5/01/27 (a)(b)	1,920	1,920,000

	Ardsley, New York, Union Free School District, GO, TAN,
	2.75%, 6/26/09	3,095	3,106,074

	Auburn, New York, GO, BAN, Series A, 1.99%, 6/05/09	6,660	6,681,207

	Averill Park, New York, Central School District, GO, BAN,
	Series A, 2.50%, 7/24/09	10,710	10,763,836

	Babylon, New York, Union Free School District, GO, TAN,
	2.75%, 6/26/09	4,000	4,019,301

	Bayport-Blue Point, New York, Union Free School
	District, GO, TAN, 1.64%, 6/30/09	5,765	5,796,214

	Beacon, New York, City School District, GO, BAN, 2.50%,
	6/30/09	4,920	4,937,062

	Brookhaven-Comsewogue Union Free School District,
	New York, GO, TAN, 4%, 3/30/09	5,000	5,017,738

	Broome County, New York, GO, Refunding, BAN, 2.75%,
	4/17/09	15,000	15,049,733

	Burnt Hills-Ballston Lake Central School District, New
	York, GO, BAN, Series A, 3%, 7/02/09	4,873	4,904,100

	Burnt Hills-Ballston Lake Central School District, New
	York, GO, TAN, Series A, 3%, 7/02/09	2,855	2,873,007

	Carmel, New York, Central School District, GO, RAN, 3%,
	6/30/09	3,800	3,822,387

	Cassadaga Valley, New York, Central School District,
	GO, Refunding, BAN, 2.75%, 6/16/09	7,705	7,727,773

	Cattaraugus County, New York, Development Agency,
	IDR (Gowanda Electronics Corporation), VRDN, AMT,
	Series A, 2.65%, 9/01/21 (a)(b)	1,605	1,605,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
ARS	Auction Rate Securities	MERLOTS	Municipal Exempt Receipts Liquidity
BAN	Bond Anticipation Notes		Optional
COP	Certificates of Participation	PCR	Pollution Control Revenue Bonds
FLOATS	Floating Rate Securities	PUTTERS	Puttable Tax-Exempt Receipts
GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
HFA	Housing Finance Agency	ROCS	Reset Option Certificates
IDA	Industrial Development Authority	TAN	Tax Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Center Moriches, New York, Union Free School District,
GO, TAN, 3%, 6/26/09	$ 2,000	$ 2,007,256

Churchville Chili, New York, Central School District, GO,
BAN, 2.75%, 6/24/09	7,230	7,261,302

Cohoes, New York, IDA, Urban Cultural Park Facility
Revenue Bonds (Eddy Cohoes Project), VRDN, 1%,
12/01/33 (a)(b)	7,600	7,600,000

Commack, New York, Union Free School District, GO,
TAN, 2.75%, 6/30/09	12,740	12,809,178

Deer Park, New York, Union Free School District, GO,
TAN, 2.50%, 6/30/09	13,110	13,168,870

Depew, New York, Union Free School District, GO, BAN,
2.50%, 6/03/09	6,140	6,157,020

East Aurora, New York, GO, BAN, 2.75%, 4/02/09	3,400	3,408,078

East Fishkill, New York, GO, BAN, 2.75%, 4/15/09	3,495	3,502,296

East Ramapo Central School District, New York, GO,
BAN, 2.50%, 6/19/09	7,800	7,823,541

Erie County, New York, IDA, Civic Facility Revenue
Bonds (Claddagh Commission, Inc. Project), VRDN,
2.45%, 12/01/15 (a)(b)	1,115	1,115,000

Erie County, New York, IDA, Revenue Bonds (Orchard Park
CCRC Project), VRDN, Series B, 1.02%,
11/15/36 (a)(b)	8,000	8,000,000

Fayetteville-Manlius Central School District, New York,
GO, BAN, 2.75%, 4/24/09	6,214	6,237,115

Guilderland, New York, IDA, Civic Facility, Revenue Bonds
(West Turnpike), VRDN, Series A, 2.45%, 4/01/20 (a)(b)	2,120	2,120,000

Hamburg Town, New York, GO, BAN, 2.75%, 7/16/09	5,960	5,993,519

Hamburg Village, New York, GO, BAN, 2%, 2/05/09	2,920	2,922,297

Hicksville, New York, Union Free School District, GO,
TAN, 3%, 6/26/09	8,500	8,549,707

Hoosick Falls, New York, Central School District, GO,
Refunding, BAN, 3%, 4/03/09	5,860	5,878,783

Hunter-Tannersville, New York, Central School District,
GO, BAN, 2.75%, 7/17/09	7,512	7,555,579

Irvington, New York, Union Free School District, GO,
TAN, 3.25%, 6/19/09	6,000	6,038,948

Kenmore-Tonawanda, New York, Union Free School
District, GO, BAN, 3%, 9/10/09	5,564	5,605,554

Lancaster Town, New York, GO, BAN, 3%, 7/22/09	7,360	7,401,370

Levittown, New York, Union Free School District, GO,
BAN, 2.75%, 7/17/09	6,040	6,076,107

Lewisboro, New York, GO, BAN, 2%, 2/20/09	2,500	2,502,788

Lindenhurst, New York, Union Free School District, GO,
TAN, 2.75%, 6/24/09	24,500	24,623,602

Livonia, New York, Central School District, GO, BAN,
2.50%, 6/25/09	2,270	2,273,315

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Long Island Power Authority, New York, Electric System
Revenue Bonds, VRDN, Sub-Series 2A, 1.20%,
5/01/33 (a)(b)	$ 12,160	$ 12,160,000

Long Island Power Authority, New York, Electric System
Revenue Bonds, VRDN, Sub-Series 3B, 1%, 5/01/33 (a)(b)	23,200	23,200,000

Massapequa, New York, Union Free School District, GO,
TAN, 2.50%, 6/24/09	4,755	4,774,723

Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Revenue Bonds, ROCS, VRDN,
Series II-R-10290, 1.42%, 11/15/12 (a)(b)(c)(d)(e)	7,840	7,840,000

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund, Revenue Refunding Bonds, VRDN,
Sub-Series B-2, 1%, 11/01/34 (a)(b)	24,375	24,375,000

Middletown, New York, GO, BAN, 2.75%, 4/10/09	4,310	4,321,876

Miller Place, New York, Union Free School District, GO,
TAN, 2.50%, 6/30/09	5,315	5,338,864

Mineola, New York, Union Free School District, GO, TAN,
2.75%, 6/29/09	11,605	11,625,935

Montauk, New York, Union Free School District, GO,
TAN, 3%, 6/24/09	2,000	2,009,562

Monticello, New York, Central School District, GO, BAN,
2.50%, 7/24/09	5,305	5,322,818

Mount Sinai, New York, Union Free School District, GO,
TAN, 2.75%, 6/30/09	9,435	9,484,204

Nassau County, New York, IDA, Revenue Bonds (Clinton
Plaza Senior Housing Project), VRDN, AMT, 1.45%,
9/01/34 (a)(b)(f)	13,250	13,250,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds, VRDN,
Series A, 0.75%, 11/15/25 (a)(b)	15,000	15,000,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds, VRDN,
Series B, 0.90%, 11/15/21 (a)(b)	15,000	15,000,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds, VRDN,
Series C, 2.50%, 11/15/19 (a)(b)	20,000	20,000,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds, VRDN,
Series D, 4.50%, 11/15/17 (a)(b)	43,000	43,000,000

New Hartford, New York, GO, BAN, 3%, 3/05/09	2,677	2,681,532

New York City, New York, City Health and Hospital
Corporation, Health System Revenue Refunding Bonds,
VRDN, Series B, 0.85%, 2/15/31 (a)(b)	11,400	11,400,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Health and Hospital
Corporation, Health System Revenue Refunding Bonds,
VRDN, Series C, 0.95%, 2/15/31 (a)(b)	$ 7,700	$ 7,700,000

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, VRDN, Series
M, 1.20%, 12/22/09 (a)(b)	11,400	11,400,000

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, VRDN, AMT,
Series A-1-B, 1.10%, 5/01/13 (a)(b)	11,505	11,505,000

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, VRDN, AMT,
Series H-2-B, 1.15%, 5/01/13 (a)(b)	44,290	44,290,000

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, VRDN, AMT,
Series I, 1.85%, 5/01/39 (a)(b)	54,000	54,000,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds (Beekman
Tower), VRDN, Series A, 0.80%, 3/01/48 (a)(b)	22,960	22,960,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds (Parkview II
Apartments Project), VRDN, AMT, Series A, 1.12%,
12/01/37 (a)(b)	4,255	4,255,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds (Spring Creek
Housing LP), VRDN, AMT, Series A, 1.02%,
12/01/39 (a)(b)	21,000	21,000,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds (Susans Court
Project), VRDN, AMT, Series A, 1.02%,
11/01/39 (a)(b)	19,000	19,000,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (155
West 21st Street Development), VRDN, AMT, Series A,
1.05%, 11/15/37 (a)(b)(f)	11,500	11,500,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (Armory
Place LLC), VRDN, AMT, Series A, 1.02%,
3/15/33 (a)(b)(f)	14,065	14,065,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (Atlantic
Court Apartments Project), VRDN, AMT, Series A, 1.25%,
12/01/35 (a)(b)(g)	10,900	10,900,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds
(Brittany Development), VRDN, AMT, Series A, 1.02%,
6/15/29 (a)(b)(f)	24,830	24,830,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (Carnegie
Park), VRDN, Series A, 0.85%,
11/15/19 (a)(b)(f)	$ 26,550	$ 26,550,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (Clinton 54
LLC), VRDN, AMT, Series A, 1.02%, 8/15/32 (a)(b)(f)	35,400	35,400,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (Lyric
Development), VRDN, AMT, Series A, 1.02%,
11/15/31 (a)(b)(f)	12,765	12,765,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (One
Columbus Place Development), VRDN, AMT, Series A,
1.02%, 11/15/28 (a)(b)(f)	13,700	13,700,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (West
61st Street Apartments Project), VRDN, AMT, Series A,
1.05%, 12/15/37 (a)(b)(f)	15,000	15,000,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (West
43rd Street Development), VRDN, AMT,
Series A, 1.02%, 4/15/29 (a)(b)(f)	19,400	19,400,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (West
89th Street Development), VRDN, AMT,
Series A, 1.05%, 11/15/29 (a)(b)	35,400	35,400,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds (West End
Towers), VRDN, AMT, Series A, 1.02%,
5/15/34 (a)(b)(f)	34,000	34,000,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds (Allen-Stevenson School Project), VRDN,
1.30%, 12/01/34 (a)(b)	2,960	2,960,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds (Heart Share Human Services), VRDN,
Series A, 1.40%, 7/01/21 (a)(b)	4,700	4,700,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds (Hewitt School Project), VRDN, 1.30%,
12/01/34 (a)(b)	1,460	1,460,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds (Lycee Francais de New York Project),
VRDN, Series B, 1.17%, 6/01/32 (a)(b)	3,350	3,350,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds (Spence-Chapin, Services to Families and
Children Project), VRDN, 1.30%, 12/01/36 (a)(b)	2,900	2,900,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Brooklyn Heights Montessori School
Project), VRDN, 1.40%, 1/01/27 (a)(b)	$ 6,095	$ 6,095,000

New York City, New York, City IDA, IDR (Tiago Holdings
LLC), VRDN, AMT, 1.32%, 1/01/37 (a)(b)	20,000	20,000,000

New York City, New York, City IDA, Liberty Revenue
Bonds (FC Hanson Office Associates LLC Project), VRDN,
1%, 12/01/39 (a)(b)	25,000	25,000,000

New York City, New York, City IDA, Special Facility
Revenue Bonds (Air Express International Corporation
Project), VRDN, AMT, 1.85%, 7/01/24 (a)(b)	14,000	14,000,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
PUTTERS, VRDN, Series 2540, 1.18%, 6/15/15 (a)(b)(c)	1,460	1,460,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
PUTTERS, VRDN, Series 2559, 1.18%, 12/15/13 (a)(b)(c)	1,775	1,775,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds, ROCS,
VRDN, Series II-R-9301, 1.34%, 12/15/33 (a)(b)(c)	3,995	3,995,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Revenue Refunding
Bonds, FLOATS, VRDN, Series 1501, 2.17%,
6/15/33 (a)(b)(c)	24,000	24,000,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Refunding
Bonds, PUTTERS, VRDN, Series 988, 1.18%,
6/15/13 (a)(b)(c)	10,665	10,665,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Refunding
Bonds, VRDN, Sub-Series B-1, 0.70%, 6/15/24 (a)(b)	6,500	6,500,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Refunding
Bonds, VRDN, Sub-Series B-3, 0.95%, 6/15/25 (a)(b)	52,800	52,800,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Refunding
Bonds, VRDN, Sub-Series B-4, 0.96%, 6/15/23 (a)(b)	13,300	13,300,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Second General
Resolution Revenue Refunding Bonds, VRDN, Series AA-2,
1.30%, 6/15/32 (a)(b)	8,700	8,700,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds, VRDN,
Series A-1, 1.30%, 11/15/28 (a)(b)	$ 2,200	$2,200,000

New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds, VRDN,
Series A-2, 0.98%, 11/15/27 (a)(b)	67,615	67,615,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds (New York City Recovery),
VRDN, Series 3, Sub-Series 3-G, 0.90%, 11/01/22 (a)(b)	47,810	47,810,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN, Sub-Series 2-B, 1.80%,
11/01/22 (a)(b)	20,350	20,350,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN, Sub-Series 2-C, 1.05%,
11/01/22 (a)(b)	1,655	1,655,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN, Sub-Series 2-D, 0.90%,
11/01/22 (a)(b)	22,915	22,915,000

New York City, New York, City Transitional Finance
Authority Revenue Refunding Bonds (New York City
Recovery), VRDN, Series 3, Sub-Series 3-B, 1%,
11/01/22 (a)(b)	37,125	37,125,000

New York City, New York, City Transitional Finance
Authority, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-6102, 1.34%, 2/01/33 (a)(b)(c)	2,845	2,845,000

New York City, New York, City Transitional Finance
Authority, Special Tax Revenue Refunding Bonds, VRDN,
Series C, 0.90%, 2/01/32 (a)(b)	70,000	70,000,000

New York City, New York, GO, JPMorgan Securities, Inc.,
PUTTERS, VRDN, Series 3282, 1.18%, 11/15/26 (a)(b)(c)	3,325	3,325,000

New York City, New York, GO, ROCS, VRDN, Series II-R-
251A, 1.39%, 12/15/33 (a)(b)(c)	30,000	30,000,000

New York City, New York, GO, Refunding, VRDN, Sub-
Series C-2, 1%, 8/01/20 (a)(b)	7,615	7,615,000

New York City, New York, GO, Refunding, VRDN, Sub-
Series C-3, 0.70%, 8/01/20 (a)(b)	12,815	12,815,000

New York City, New York, GO, Refunding, VRDN, Sub-
Series J-9, 0.96%, 8/01/27 (a)(b)	20,300	20,300,000

New York City, New York, GO, VRDN, Series F-4, 1.03%,
2/15/20 (a)(b)	6,860	6,860,000

New York City, New York, GO, VRDN, Series F-5, 0.98%,
2/15/16 (a)(b)	11,675	11,675,000

New York City, New York, GO, VRDN, Series F-6, 0.90%,
2/15/18 (a)(b)	27,425	27,425,000

New York City, New York, GO, VRDN, Series H-1, 1.05%,
3/01/34 (a)(b)	300	300,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, GO, VRDN, Sub-Series A-3,
0.98%, 8/01/31 (a)(b)	$ 25,800	$ 25,800,000

New York City, New York, GO, VRDN, Sub-Series A-9,
0.98%, 8/01/18 (a)(b)	2,520	2,520,000

New York City, New York, GO, VRDN, Sub-Series B-9,
0.98%, 8/15/23 (a)(b)	8,700	8,700,000

New York City, New York, GO, VRDN, Sub-Series F-3,
1.05%, 9/01/35 (a)(b)	5,725	5,725,000

New York City, New York, GO, VRDN, Sub-Series H-2,
0.96%, 3/01/34 (a)(b)	5,600	5,600,000

New York City, New York, GO, VRDN, Sub-Series H-6,
0.85%, 3/01/34 (a)(b)	9,515	9,515,000

New York City, New York, GO, VRDN, Sub-Series L-4,
0.65%, 4/01/38 (a)(b)	3,350	3,350,000

New York City, New York, GO, VRDN, Sub-Series L-5,
1.50%, 4/01/35 (a)(b)	9,800	9,800,000

New York City, New York, Trust for Cultural Resources
Revenue Bonds (Lincoln Center for the Performing Arts, Inc.
Project), VRDN, Series B1, 0.85%, 11/01/38 (a)(b)	3,750	3,750,000

New York City, New York, Trust for Cultural Resources
Revenue Bonds (Lincoln Center for the Performing Arts, Inc.
Project), VRDN, Series B2, 1.05%, 11/01/38 (a)(b)	16,500	16,500,000

New York City, New York, Trust for Cultural Resources,
Revenue Refunding Bonds (Museum of Modern Art),
VRDN, Series 1A, 4%, 8/01/09 (a)(b)	4,390	4,446,729

New York Convention Center Development Corporation,
Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
Series 2006-0004, 1.15%, 11/15/27 (a)(b)(c)(h)	20,655	20,655,000

New York State Commander of General Services Revenue
Bonds (People of the State of New York), VRDN, 0.98%,
9/01/21 (a)(b)	13,147	13,147,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN, Sub-Series D-2E, 1%,
2/15/31 (a)(b)	2,800	2,800,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN, Sub-Series D-2F, 1%,
2/15/31 (a)(b)	8,850	8,850,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN, Sub-Series D-2G, 1%,
2/15/31 (a)(b)	25,385	25,385,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN, Sub-Series D-2H, 1%,
2/15/31 (a)(b)	15,000	15,000,000

New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds (Rockefeller University),
VRDN, Series A2, 0.80%, 7/01/32 (a)(b)	8,300	8,300,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Saint
Lawrence University), VRDN, 1.05%, 7/01/38 (a)(b)	$ 8,000	$8,000,000

New York State Dormitory Authority, Non-State Supported
Debt, Revenue Refunding Bonds (Saint Luke's Roosevelt
Hospital), JPMorgan Securities, Inc., PUTTERS, VRDN, Series
3202, 1.18%, 8/15/26 (a)(b)(c)(i)	55,985	55,985,000

New York State Dormitory Authority Revenue Bonds,
Eagle Tax-Exempt Trust, VRDN, Series 2006-0002, Class
A, 1.33%, 3/15/36 (a)(b)(c)	30,800	30,800,000

New York State Dormitory Authority Revenue Bonds,
Eagle Tax-Exempt Trust, VRDN, Series 2006-0164, Class
A, 1.33%, 3/15/36 (a)(b)(c)	17,000	17,000,000

New York State Dormitory Authority Revenue Bonds
(Glen Eddy, Inc.), VRDN, 1%, 7/01/29 (a)(b)	10,355	10,355,000

New York State Dormitory Authority Revenue Bonds,
PUTTERS, VRDN, Series 1955, 1.18%, 3/15/15 (a)(b)(c)	6,615	6,615,000

New York State Dormitory Authority Revenue Bonds,
ROCS, VRDN, Series II-R-8100, 1.34%, 7/01/29 (a)(b)(c)	4,900	4,900,000

New York State Dormitory Authority Revenue Bonds,
ROCS, VRDN, Series II-R-8101, 1.34%, 7/01/18 (a)(b)(c)	2,890	2,890,000

New York State Dormitory Authority, Revenue Refunding
Bonds (Cornell University), VRDN, Series B, 0.90%,
7/01/30 (a)(b)	9,265	9,265,000

New York State Dormitory Authority, Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-11560,
1.35%, 7/01/36 (a)(b)(c)	2,200	2,200,000

New York State Dormitory Authority, State Personal
Income Tax Revenue Bonds (Education), JPMorgan
Securities, Inc., PUTTERS, VRDN, Series 3280, 1.18%,
9/15/16 (a)(b)(c)	3,325	3,325,000

New York State Dormitory Authority, State Supported Debt,
Consolidated Fifth General Resolution, Revenue Refunding
Bonds (City University System), VRDN,
Series C, 1.10%, 7/01/31 (a)(b)	40,000	40,000,000

New York State Dormitory Authority, State Supported Debt,
Consolidated Fifth General Resolution, Revenue Refunding
Bonds (City University System), VRDN,
Series D, 1.17%, 7/01/31 (a)(b)	10,000	10,000,000

New York State Dormitory Authority, State Supported
Debt Revenue Bonds (Cornell University), VRDN, Series
A, 0.95%, 7/01/33 (a)(b)	5,000	5,000,000

New York State Dormitory Authority, State Supported
Debt Revenue Bonds (Cornell University), VRDN, Series
B, 0.95%, 7/01/33 (a)(b)	9,765	9,765,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Dormitory Authority, State Supported Debt,
Revenue Refunding Bonds (New York City Public Library),
VRDN, Series B, 0.85%, 7/01/28 (a)(b)	$ 7,245	$ 7,245,000

New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated Edison
Company of New York, Inc. Project), VRDN, AMT, Sub-
Series C-1, 1.15%, 11/01/39 (a)(b)	5,400	5,400,000

New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated Edison
Company of New York, Inc. Project), VRDN, AMT, Sub-
Series C-2, 1%, 11/01/39 (a)(b)	6,000	6,000,000

New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated Edison
Company of New York, Inc. Project), VRDN, AMT, Sub-
Series C-3, 1.10%, 11/01/39 (a)(b)	27,500	27,500,000

New York State Energy Research and Development Authority,
PCR, Refunding (New York State Electric and Gas
Corporation), VRDN, Series B, 1.22%, 2/01/29 (a)(b)	7,000	7,000,000

New York State Energy Research and Development Authority,
PCR, Refunding (New York State Electric and Gas
Corporation), VRDN, Series C, 0.98%, 6/01/29 (a)(b)	8,200	8,200,000

New York State Energy Research and Development Authority,
PCR, Refunding (New York State Electric and Gas
Corporation), VRDN, Series D1, 1.10%,
10/01/29 (a)(b)	17,500	17,500,000

New York State Energy Research and Development Authority,
PCR, Refunding (New York State Electric and Gas
Corporation), VRDN, Series D2, 1.10%,
10/01/29 (a)(b)	3,500	3,500,000

New York State Environmental Facilities Corporation,
State Clean Water and Drinking Revenue Refunding
Bonds, JPMorgan Securities, Inc., PUTTERS, VRDN, Series
3269, 1.18%, 6/15/14 (a)(b)(c)	12,970	12,970,000

New York State Environmental Facilities Corporation, State
Clean Water and Drinking Revenue Refunding Bonds,
PUTTERS, VRDN, Series 2900, 1.18%,
12/15/15 (a)(b)(c)	3,500	3,500,000

New York State, HFA, Housing Revenue Bonds (316 11th
Avenue Project), VRDN, AMT, Series A, 1.05%,
5/15/41 (a)(b)(f)	25,000	25,000,000

New York State, HFA, Housing Revenue Bonds (363 West 30th
Street), VRDN, AMT, Series A, 1%, 11/01/32 (a)(b)(g)	12,150	12,150,000

New York State, HFA, Housing Revenue Bonds (Helena
Housing), VRDN, AMT, Series A, 1.35%, 5/15/36 (a)(b)(f)	10,000	10,000,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State, HFA, Housing Revenue Bonds (West
33rd Street Housing), VRDN, AMT, Series A, 1%,
11/15/36 (a)(b)(f)	$ 3,400	$3,400,000

New York State, HFA, M/F Revenue Bonds
(750 6th Ave), VRDN, Series A, 1.05%, 5/15/31 (a)(b)(f)	5,000	5,000,000

New York State, HFA, M/F Revenue Bonds (Kew Gardens
Hills), VRDN, AMT, Series A, 1.35%, 5/15/36 (a)(b)(f)	5,600	5,600,000

New York State, HFA, Revenue Bonds (125 West 31st
Street Housing), ARS, VRDN, AMT, Series A, 1.05%,
5/15/38 (a)(b)(f)	15,000	15,000,000

New York State, HFA, Revenue Bonds (360 West 43rd Street),
VRDN, AMT, Series A, 1.05%, 11/15/33 (a)(b)(f)	23,565	23,565,000

New York State, HFA, Revenue Bonds (1500 Lexington
Associates LLC), VRDN, AMT, Series A, 1.35%,
5/15/34 (a)(b)(f)	4,400	4,400,000

New York State, HFA, Revenue Bonds (Avalon Bowery Place
II), VRDN, AMT, Series A, 0.85%, 11/01/39 (a)(b)	25,000	25,000,000

New York State, HFA, Revenue Bonds (Biltmore Tower
Project), VRDN, AMT, Series A, 1.05%, 5/15/34 (a)(b)(f)	41,245	41,245,000

New York State, HFA, Revenue Bonds (Gethsemane
Apartments), VRDN, AMT, Series A, 1.35%,
5/15/33 (a)(b)(f)	12,000	12,000,000

New York State, HFA, Revenue Bonds (Grace Towers Housing
II LLC), VRDN, AMT, Series A, 1.02%,
5/01/40 (a)(b)(g)	4,975	4,975,000

New York State, HFA, Revenue Bonds (Normandie Court-I
Project), VRDN, 0.85%, 5/15/15 (a)(b)	4,050	4,050,000

New York State, HFA, Revenue Bonds (Saxony Housing),
VRDN, AMT, Series A, 1.02%, 5/15/30 (a)(b)	29,100	29,100,000

New York State, HFA, Revenue Bonds (Tribeca Pointe LLC),
VRDN, AMT, Series A, 1.05%, 5/15/29 (a)(b)(f)	22,900	22,900,000

New York State, HFA, Revenue Bonds (Victory Housing),
VRDN, AMT, Series A, 1.05%, 11/01/33 (a)(b)(g)	19,000	19,000,000

New York State, HFA, Revenue Bonds (Victory Housing),
VRDN, AMT, Series A, 1.10%, 11/01/33 (a)(b)(g)	12,700	12,700,000

New York State, HFA, Revenue Bonds (Worth Street Project),
VRDN, AMT, Series A, 1.05%, 5/15/33 (a)(b)(f)	4,500	4,500,000

New York State, HFA, Revenue Bonds (Worth Street Project),
VRDN, AMT, Series A, 1.05%, 5/15/33 (a)(b)(f)	9,100	9,100,000

New York State, HFA, Service Contract Revenue Refunding
Bonds, VRDN, Series C, 2.50%, 3/15/26 (a)(b)	7,000	7,000,000

New York State, HFA, Service Contract Revenue
Refunding Bonds, VRDN, Series E, 1%, 3/15/27 (a)(b)	10,600	10,600,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series A, 1.05%,
4/01/22 (a)(b)	$ 11,100	$ 11,100,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series B, 1.10%,
4/01/23 (a)(b)	2,120	2,120,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series B, 0.95%,
4/01/25 (a)(b)	83	83,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series C, 0.95%,
4/01/25 (a)(b)	8,800	8,800,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN, Series E, 0.80%,
4/01/25 (a)(b)	15,720	15,720,000

New York State Local Government Assistance
Corporation, Revenue Refunding Bonds, Senior Lien,
VRDN, Series B-BV, 0.80%, 4/01/21 (a)(b)	3,300	3,300,000

New York State Local Government Assistance
Corporation, Revenue Refunding Bonds, Senior Lien,
VRDN, Series B-CV, 1.05%, 4/01/21 (a)(b)	10,380	10,380,000

New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, VRDN, AMT, Series 125, 2.50%,
10/01/36 (a)(b)	25,000	25,000,000

New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, VRDN, AMT, Series 139, 1.25%,
10/01/37 (a)(b)	24,250	24,250,000

New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, VRDN, AMT, Series 142, 1.15%,
10/01/37 (a)(b)	16,000	16,000,000

New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, VRDN, Series 159, 1%, 10/01/38 (a)(b)	20,000	20,000,000

New York State Urban Development Corporation, COP, ROCS,
VRDN, Series II-R-10011CE, 1.39%,
4/01/10 (a)(b)(c)	9,000	9,000,000

New York State Urban Development Corporation
Revenue Bonds, PUTTERS, VRDN, Series 2750, 1.18%,
12/15/15 (a)(b)(c)	5,000	5,000,000

Niagara-Wheatfield, New York, Central School District,
GO, BAN, 2.75%, 5/20/09	2,164	2,170,016

North Babylon, New York, Union Free School District,
GO, TAN, 3%, 6/24/09	8,000	8,044,553

North Hempstead, New York, GO, BAN, 3%, 6/26/09	2,000	2,009,980

North Shore, Central School District, New York, Glen
Head, GO, TAN, 2.50%, 6/24/09	4,090	4,107,553

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Syracuse, New York, Central School District, GO,
RAN, 2.75%, 6/19/09	$ 4,000	$ 4,014,979

Northeastern Clinton Central School District, New York,
Champlain, GO, BAN, 2.50%, 6/30/09	3,790	3,795,693

Ogdensburg, New York, Enlarged City School District,
GO, RAN, 2.75%, 6/26/09	3,255	3,261,472

Oneida County, New York, IDA, IDR (Rome Properties
LLC Project), VRDN, AMT, 2.35%, 6/01/27 (a)(b)	3,935	3,935,000

Oneida County, New York, IDA, Revenue Bonds (Preswick
Glen Civic Facility Project), VRDN, 1.02%,
10/01/36 (a)(b)	15,000	15,000,000

Onondaga County, New York, IDA, Civic Facility Revenue
Bonds (Syracuse University Project), VRDN, Series B,
0.80%, 7/01/37 (a)(b)	3,885	3,885,000

Onondaga County, New York, IDA, IDR (G.A. Braun, Inc.
Project), VRDN, AMT, 1.35%, 6/01/34 (a)(b)	9,995	9,995,000

Onondaga County, New York, IDA, IDR (Peregrine
International LLC Project), VRDN, AMT, 1.35%,
5/01/22 (a)(b)	1,700	1,700,000

Ontario County, New York, IDA, Civic Facility Revenue Bonds
(Friends of the Finger Lakes Performing Arts Center, Inc.
Project), VRDN, Series A, 1.30%,
12/01/36 (a)(b)	3,285	3,285,000

Orangetown, New York, GO, BAN, 3.25%, 1/08/09	7,145	7,145,667

Oswego County, New York, IDA, Civic Facility Revenue
Bonds (O H Properties, Inc. Project), VRDN, Series A,
1.35%, 6/01/24 (a)(b)	1,565	1,565,000

Otsego County, New York, IDA, Civic Facility Revenue
Bonds (Templeton Foundation Project), VRDN, Series A,
1.85%, 6/01/27 (a)(b)	2,795	2,795,000

Owego Town, New York, GO, BAN, 2.70%, 1/29/09	3,000	3,000,153

Penn Yan, New York, Central School District, GO, BAN,
2.75%, 6/18/09	15,030	15,094,232

Perinton, New York, GO, Refunding, BAN, 3.50%,
12/22/09	7,180	7,344,764

Plainview Old Bethpage, New York, Central School
District, GO, TAN, 2.75%, 6/30/09	8,300	8,343,445

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, FLOATS, VRDN, Series 766, 2.17%,
11/01/27 (a)(b)(c)(e)	1,745	1,745,000

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, PUTTERS, VRDN, AMT, Series 2945,
1.33%, 5/01/16 (a)(b)(c)	1,665	1,665,000

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, PUTTERS, VRDN, Series 3095, 1.18%,
12/01/13 (a)(b)(c)	8,400	8,400,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile Structure
Obligation), VRDN, Series 3, 0.95%, 6/01/20 (a)(b)	$ 7,900	$ 7,900,000

Port Jervis, New York City, School District, GO,
Refunding, BAN, 2.75%, 6/30/09	4,095	4,110,219

Port Washington, New York, Union Free School District,
GO, TAN, 2.75%, 6/24/09	13,995	14,072,247

Poughkeepsie City, New York, GO, BAN, Series A, 2.75%,
4/24/09	4,960	4,977,527

Poughkeepsie, New York, City School District, GO, BAN,
2.75%, 6/26/09	4,900	4,915,413

Poughkeepsie Town, New York, GO, BAN, 2.75%,
3/20/09	3,635	3,640,704

Ramapo, New York, Housing Authority Revenue Bonds
(Fountainview at College Road, Inc. Project), VRDN,
1.35%, 12/01/29 (a)(b)	15,000	15,000,000

Red Hook, New York, Central School District, GO, BAN,
2.50%, 7/29/09	7,375	7,412,976

Rockland County, New York, IDA, Civic Facility Revenue
Bonds (Dominican College Project), VRDN, Series A,
1.43%, 7/01/35 (a)(b)	6,640	6,640,000

Rockland County, New York, IDA, Civic Facility Revenue
Bonds (Dominican College Project), VRDN, Series B,
1.43%, 7/01/35 (a)(b)	2,970	2,970,000

Rockland County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Dominican College Project), VRDN,
Series A, 1.43%, 5/01/34 (a)(b)	9,315	9,315,000

Rocky Point, New York, Union Free School District, GO,
BAN, 2.75%, 6/30/09	4,580	4,603,655

Rocky Point, New York, Union Free School District, GO,
TAN, 2.75%, 6/25/09	2,290	2,301,504

Sag Harbor, New York, Union Free School District, GO,
TAN, 3%, 6/30/09	8,200	8,251,490

Schenectady, New York, City School District, GO, BAN,
2.75%, 7/10/09	4,796	4,816,880

Schenectady, New York, City School District, GO, RAN,
2.75%, 7/31/09	6,500	6,513,281

Seneca Falls, New York, Central School District, GO,
BAN, 2.75%, 6/19/09	2,675	2,686,131

Seneca Falls, New York, Central School District, GO,
RAN, 2.75%, 6/19/09	3,160	3,172,559

South Colonie, New York, Central School District, GO,
Refunding, BAN, 2.75%, 6/19/09	5,640	5,664,062

South Glens Falls, New York, Central School District, GO,
BAN, 2.75%, 6/19/09	3,400	3,413,824

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

South Glens Falls, New York, Central School District, GO,
RAN, 2.75%, 6/19/09	$ 3,775

South Jefferson, New York, Central School District, GO,
RAN, 2.75%, 6/18/09	3,240	3,253,396

South Orangetown, New York, Central School District,
GO, TAN, 2.75%, 2/20/09	4,110	4,115,693

Suffolk County, New York, IDA, Civic Facility Revenue Bonds
(Touro College Project), VRDN, 1%, 6/01/37 (a)(b)	2,100	2,100,000

Suffolk County, New York, Water Authority Revenue
Bonds, BAN, VRDN, 0.80%, 1/15/13 (a)(b)	31,330	31,330,000

Tarrytown, New York, GO, BAN, Series B, 3%, 11/13/09	6,138	6,196,919

Tarrytown, New York, GO, Refunding, BAN, 2.75%,
5/28/09	6,620	6,643,902

Thousand Island, New York, Central School District, GO,
BAN, 3%, 6/30/09	6,790	6,814,681

Three Village Central School District (Brookhaven and
Smithtown), New York, GO, BAN, 1.99%, 5/15/09	2,093	2,099,061

Tobacco Settlement Financing Corporation of New York,
Asset-Backed Revenue Refunding Bonds, VRDN, Series B,
4%, 6/01/09 (a)(b)	8,205	8,268,718

Tompkins County, New York, GO, BAN, 3.25%, 1/09/09	11,100	11,101,141

Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, VRDN, Series A, 2%,
11/01/35 (a)(b)	43,050	43,050,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN, Series B,
0.95%, 1/01/32 (a)(b)	6,000	6,000,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN, Series F,
0.75%, 11/01/32 (a)(b)	11,030	11,030,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN, Sub-Series B-
2, 2.10%, 1/01/32 (a)(b)	58,300	58,300,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN, Sub-Series B-
4, 1.20%, 1/01/32 (a)(b)	22,705	22,705,000

Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds, ROCS, VRDN, Series II-R-4096,
1.34%, 5/15/16 (a)(b)(c)	5,595	5,595,000

Troy, New York, IDA, Civic Facility Revenue Bonds
(Rensselaer Polytechnic Institute), VRDN, Series B,
0.80%, 9/01/42 (a)(b)	19,500	19,500,000

Troy, New York, IDA, Civic Facility Revenue Bonds
(Rensselaer Polytechnic Institute), VRDN, Series D,
0.80%, 9/01/42 (a)(b)	13,250	13,250,000

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ulster County, New York, IDA, Civic Facility Revenue
Bonds (Kingston Regional Senior Living Corporation),
VRDN, Series C, 1.20%, 9/15/37 (a)(b)	$ 8,940	$ 8,940,000

Wappinger, New York, GO, BAN, 2.75%, 4/03/09	3,171	3,179,016

Watertown, New York, GO, Refunding, BAN, 2%, 2/25/09	3,475	3,478,828

West Babylon, New York, Unified Free School District,
GO, BAN, 2.75%, 7/30/09	4,710	4,731,619

West Babylon, New York, Unified Free School District,
GO, TAN, 3%, 6/26/09	15,500	15,593,647

Westchester County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Northern Westchester Hospital), VRDN,
1.28%, 11/01/24 (a)(b)	3,930	3,930,000

White Plains, New York, GO, Refunding, BAN, 3%, 1/22/09	1,524	1,524,197

Williamsville, New York, Central School District, GO,
BAN, 2.75%, 6/25/09	2,861	2,869,517

Yonkers, New York, IDA, Revenue Bonds, MERLOTS,
VRDN, Series A01, 2.20%, 7/01/42 (a)(b)(c)(j)	1,500	1,500,000

Total Investments (Cost - $3,063,078,834*) - 97.8%		3,063,078,834
Other Assets Less Liabilities - 2.2%		68,653,171

Net Assets - 100.0%	$ 3,131,732,005

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	BHAC Insured.

(e)	FSA Insured.

(f)	FNMA Collateralized.

(g)	FHLMC Collateralized.

(h)	AMBAC Insured.

(i)	FHA Insured.

(j)	GNMA Collateralized.

CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 3,063,078,834
Level 3	-

Total	$ 3,063,078,834

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

North Carolina - 97.2%	Alamance County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, IDR (Millender
	Project), VRDN, AMT, 2.15%, 12/01/20 (a)(b)	$ 1,200	$ 1,200,000

	Buncombe County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, Revenue Refunding
	Bonds (Industrial Development Alliance), VRDN, AMT, 1.50%,
	8/01/09 (a)(b)	400	400,000

	Carrboro, North Carolina, GO, BAN, 3%, 5/20/09	1,890	1,897,155

	Central Nash Water and Sewer District, North Carolina, GO,
	BAN, 2.50%, 5/27/09	3,755	3,763,993

	Charlotte-Mecklenburg Hospital Authority, North Carolina,
	Health Care System Revenue Refunding Bonds (Carolinas
	Healthcare System), VRDN, Series D, 1.07%, 1/15/26 (a)(b)	2,000	2,000,000

	Cleveland County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, Industrial Revenue
	Bonds (Blachford Rubber Project), VRDN, AMT, 2.30%,
	7/01/23 (a)(b)	3,450	3,450,000

	Cleveland County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, Industrial Revenue
	Bonds (Chris Craft Corporation Project), VRDN, AMT, 1.70%,
	5/01/32 (a)(b)	4,460	4,460,000

	Edgecombe County, North Carolina, Water and Sewer District
	Number 5, GO, BAN, 2%, 1/21/09	3,050	3,050,343

	Fayetteville, North Carolina, Public Works Commission,
	Revenue Refunding Bonds, VRDN, Series A, 2.50%,
	3/01/20 (a)(b)(c)	4,065	4,065,000

	Gaston County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, IDR (Marlatex
	Corporation Project), VRDN, AMT, 2.20%, 6/01/15 (a)(b)	1,165	1,165,000

	Guilford County, North Carolina, Industrial Facilities and
	Pollution Control Financing Authority, IDR (Nat Sherman
	Building LLC), VRDN, AMT, 2%, 3/01/22 (a)(b)	2,700	2,700,000

	Halifax County, North Carolina, GO, BAN, 2.50%, 2/25/09	3,960	3,962,974

	Lee County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Arden Corporation Project),
	VRDN, AMT, 1.40%, 8/01/34 (a)(b)	200	200,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity
COP	Certificates of Participation		Optional Tenders
CP	Commercial Paper	PCR	Pollution Control Revenue Bonds
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes
IDR	Industrial Development Revenue Bonds

1

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Lee County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (Lee Central LLC Project),
VRDN, AMT, 2.15%, 12/01/23 (a)(b)	$ 2,670	$ 2,670,000

Lincoln County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR (Sabo USA, Inc.
Project), VRDN, AMT, 1.40%, 5/01/19 (a)(b)	2,000	2,000,000

Mecklenburg County, North Carolina, COP, VRDN, Series A,
1.22%, 2/01/28 (a)(b)	5,000	5,000,000

Mecklenburg County, North Carolina, GO, VRDN, Series C,
1.15%, 3/01/15 (a)(b)	600	600,000

Mecklenburg County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, Industrial Revenue
Bonds (Ferguson Supply and Box Manufacturing), VRDN, AMT,
1.40%, 8/01/10 (a)(b)	200	200,000

Mecklenburg County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, Industrial Revenue
Bonds (Piedmont Plastics Project), VRDN, AMT, 1.40%,
10/01/13 (a)(b)	500	500,000

Montgomery County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority Revenue Bonds (Republic
Services Project), VRDN, AMT, 1.20%, 12/01/20 (a)(b)	1,500	1,500,000

North Carolina Agriculture Finance Authority, Agriculture
Development Revenue Bonds (Albemarle Cotton Growers),
VRDN, AMT, 2.15%, 7/01/14 (a)(b)	1,900	1,900,000

North Carolina Agriculture Finance Authority, Agriculture
Development Revenue Refunding Bonds (Harvey Fertilizer
and Gas Project), VRDN, AMT, 2.20%, 6/01/16 (a)(b)	1,010	1,010,000

North Carolina Capital Facilities Finance Agency, CP, 0.65%,
2/02/09	3,792	3,792,000

North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Refunding Bonds (Forsyth Country Day
School Project), VRDN, 1.25%, 12/01/31 (a)(b)	330	330,000

North Carolina Capital Facilities Finance Agency, Exempt
Facilities Revenue Bonds (Republic Services, Inc. Project),
VRDN, AMT, 1.20%, 7/01/34 (a)(b)	1,050	1,050,000

North Carolina Capital Facilities Finance Agency, IDR,
Refunding (Safety Test and Equipment Company Project),
VRDN, AMT, Series A-2, 1.25%, 11/01/21 (a)(b)	1,495	1,495,000

North Carolina Capital Facilities Financing Agency, Revenue
Refunding Bonds, Eagle Tax-Exempt Trust, VRDN,
Series 2006-0139, Class A, 1.36%, 10/01/41 (a)(b)(d)	1,900	1,900,000

North Carolina Capital Facilities Finance Agency, Solid Waste
Disposal, Revenue Refunding Bonds (Duke Energy Carolinas
LLC), VRDN, AMT, Series A, 1%, 11/01/40 (a)(b)	8,000	8,000,000

North Carolina Educational Facilities Finance Agency Revenue
Bonds (Duke University Project), VRDN, Series A, 0.80%,
12/01/17 (a)(b)	500	500,000

2

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina Educational Facilities Finance Agency Revenue
Bonds (Duke University Project), VRDN, Series A, 0.80%,
6/01/27 (a)(b)	$ 1,100	$ 1,100,000

North Carolina Educational Facilities Finance Agency Revenue
Bonds (Duke University Project), VRDN, Series B, 0.80%,
12/01/21 (a)(b)	1,450	1,450,000

North Carolina HFA, Home Ownership Revenue Bonds,
MERLOTS, VRDN, AMT, Series B-12, 2.15%, 7/01/37 (a)(b)(d)	5,770	5,770,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN,
AMT, Series 15-C, 1.30%, 7/01/32 (a)(b)(c)	3,570	3,570,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN,
AMT, Series 17-C, 1.30%, 7/01/33 (a)(b)	7,125	7,125,000

North Carolina HFA, Home Ownership Revenue Bonds, VRDN,
AMT, Series 18-C, 1.30%, 1/01/35 (a)(b)	7,800	7,800,000

North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT,
Series II-R-175, 1.43%, 1/01/34 (a)(b)(d)	2,425	2,425,000

North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds (Novant Health Group), VRDN,
Series B, 1.90%, 11/01/34 (a)(b)	3,670	3,670,000

North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds (Novant Health, Inc.), VRDN,
Series A, 1.05%, 11/01/34 (a)(b)	1,400	1,400,000

North Carolina Medical Care Commission, Health Care
Facilities, Revenue Refunding Bonds (Lutheran Retirement
Project), VRDN, 1.25%, 1/01/37 (a)(b)	4,865	4,865,000

North Carolina Medical Care Commission, Health Care
Facilities, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-10313, 1.42%, 6/01/11 (a)(b)(d)	6,500	6,500,000

North Carolina Medical Care Commission, Hospital Revenue
Bonds (Moses H. Cone Memorial Health System), VRDN, Series
A, 1.05%, 10/01/35 (a)(b)	1,000	1,000,000

North Carolina Medical Care Commission, Hospital Revenue
Bonds (Moses H. Cone Memorial Health System), VRDN, Series
B, 1.05%, 10/01/35 (a)(b)	3,300	3,300,000

North Carolina, Revenue Bonds, BB&T Municipal Trust,
FLOATS, VRDN, Series 1008, 1.22%, 3/01/24 (a)(b)(d)	6,300	6,300,000

North Carolina, Revenue Bonds, BB&T Municipal Trust,
FLOATS, VRDN, Series 1009, 1.22%, 3/01/24 (a)(b)(d)	6,775	6,775,000

North Carolina, Revenue Bonds, BB&T Municipal Trust,
FLOATS, VRDN, Series 1011, 1.22%, 4/01/24 (a)(b)(d)	7,445	7,445,000

North Carolina State Educational Assistance Authority,
Revenue Refunding Bonds (Guaranteed Student Loan), VRDN,
AMT, Series A-2, 1.30%, 9/01/35 (a)(b)	7,000	7,000,000

North Carolina State Ports Authority, Exempt Facility
Revenue Bonds (Wilmington Bulk LLC Project), VRDN, AMT,
Series A, 1.40%, 9/01/22 (a)(b)	995	995,000

3

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina State Public Improvement, GO, Series A, 5%,
3/01/09	$ 3,660	$ 3,680,264

North Carolina State University-Raleigh, North Carolina,
Revenue Refunding Bonds, VRDN, Series B, 1.50%,
10/01/27 (a)(b)	585	585,000

Piedmont Triad Airport Authority, North Carolina, Special
Facility Revenue Bonds (Cessna Aircraft Company Project),
VRDN, 1.45%, 10/01/12 (a)(b)	400	400,000

Raleigh, North Carolina, COP (Downtown Improvement
Project), VRDN, Series B, 1.25%, 2/01/34 (a)(b)	8,000	8,000,000

Raleigh, North Carolina, COP (Governmental Facilities
Project), 3%, 11/25/09	9,000	9,136,125

Rockingham County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority Revenue Bonds
(Whiteridge, Inc. Project), VRDN, AMT, 1.40%, 2/01/13 (a)(b)	415	415,000

Rowan County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, PCR, IDR (Hon
Industries Project), VRDN, AMT, 2.15%, 4/01/18 (a)(b)	2,300	2,300,000

Rutherford County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR (All American Homes of
North Carolina), VRDN, AMT, 1.55%, 11/01/11 (a)(b)	1,800	1,800,000

South Central Water and Sewer District, Harnett County,
North Carolina, GO, BAN, 1.75%, 6/16/09	7,000	7,014,323

Stanley County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR (Patrick Industries
Project), VRDN, AMT, 2.30%, 8/01/10 (a)(b)	1,000	1,000,000

University of North Carolina at Chapel Hill, Hospital Revenue
Refunding Bonds, VRDN, Series B, 1.10%, 2/15/31 (a)(b)	1,000	1,000,000

University of North Carolina, University Revenue Refunding
Bonds, VRDN, Series B, 0.80%, 12/01/25 (a)(b)	3,155	3,155,000

Vance County, North Carolina, Industrial Facilities and Pollution
Control Financing Authority, IDR (HH Hunt Manufacturing
Facilities LLC Project), VRDN, 2.20%, 6/01/15 (a)(b)	1,820	1,820,000

Wake County, North Carolina, GO, BAN, 3.50%, 10/15/09	5,500	5,576,808

Wake County, North Carolina, Housing Authority, M/F
Housing Revenue Bonds (Casa-Melvid Apartments), VRDN,
AMT, Series A, 1.57%, 11/01/33 (a)(b)	2,790	2,790,000

Wilson County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR (Supreme/Murphy
Truck Project), VRDN, AMT, 2.30%, 6/01/15 (a)(b)	1,300	1,300,000

Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, VRDN, Series B, 3.60%, 6/01/30 (a)(b)	2,300	2,300,000

Winston-Salem, North Carolina, Water and Sewer System,
Revenue Refunding Bonds, VRDN, Series C, 2.35%,
6/01/28 (a)(b)	1,975	1,975,000

4

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Yancey County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, IDR (Altec Industries, Inc. Project),
	VRDN, AMT, 1.40%, 3/01/27 (a)(b)	$ 4,000	$ 4,000,000

			201,498,985

Puerto Rico - 3.0%	Puerto Rico Commonwealth, TRAN, Refunding, Series A2, 3%,
	7/30/09	6,000	6,046,518

	Total Investments (Cost - $207,545,503*) - 100.2%		207,545,503
	Liabilities in Excess of Other Assets - (0.2)%		(348,410)

	Net Assets - 100.0%		$ 207,197,093

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	FSA Insured.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

5

CMA North Carolina Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 207,545,503
Level 3	-

Total	$ 207,545,503

6

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Ohio - 90.6%	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
	Facilities Revenue Refunding Bonds (Summa Health System Project), VRDN,
	Series B, 1.40%, 11/01/34 (a)(b)	$ 940	$ 940,000

	Allen County, Ohio, Hospital Facilities Revenue Bonds (Catholic Healthcare
	Partners), VRDN, Series B, 1.15%, 10/01/31 (a)(b)	1,000	1,000,000

	American Municipal Power, Inc., Ohio, BAN, 2.25%, 10/29/09	2,700	2,705,548

	American Municipal Power, Inc., Ohio, BAN, 3.75%, 10/29/09	1,338	1,340,258

	American Municipal Power, Inc., Ohio, BAN, 3.75%, 11/12/09	2,320	2,324,934

	American Municipal Power, Inc., Ohio, BAN (Bryan Project),
	2.375%, 8/13/09	2,690	2,692,868

	American Municipal Power, Inc., Ohio, BAN (Electric System - Saint Mary's
	Project), 4%, 10/01/09	900	903,306

	American Municipal Power, Inc., Ohio, BAN (Lodi Village Project),
	3%, 3/12/09	800	800,769

	American Municipal Power, Inc., Ohio, BAN (Tipp City Project),
	2.50%, 5/13/09	650	650,587

	American Municipal Power, Inc., Ohio, CP, 0.98%, 3/19/09	12,000	12,000,000

	American Municipal Power, Inc., Ohio, CP, 1.10%, 12/08/09	9,301	9,301,000

	American Municipal Power, Inc., Ohio, RAN (Brewster Village Project),
	3.50%, 1/09/09	540	540,052

	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds
	(Combustion Turbine Project), VRDN, 1.60%, 3/01/23 (a)(b)	1,285	1,285,000

	Avon, Ohio, Local School District, GO, BAN, 3.50%, 1/08/09	1,470	1,470,162

	Avon, Ohio, Local School District, GO, BAN, 2.50%, 1/07/10	1,720	1,737,785

	Avon, Ohio, Recreational Facilities Improvements, GO, BAN,
	2.35%, 5/14/09	1,230	1,231,571

	Barberton, Ohio, Fire Station Improvements, GO, BAN, 2.75%, 7/07/09	1,610	1,616,503

	Barberton, Ohio, GO, BAN, 2.25%, 4/08/09	1,090	1,091,147

	Barberton, Ohio, Street Improvements, GO, BAN, 4%, 11/12/09	460	461,921

	Bay Village, Ohio, Police Station, BAN, 2.50%, 7/18/09	1,700	1,705,450

	Beavercreek, Ohio, City School District, GO, BAN, 2%, 8/18/09	300	301,502

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	LIFERS	Long Inverse Floating Exempt Receipts
BAN	Bond Anticipation Notes	M/F	Multi-Family
COP	Certificates of Participation	MERLOTS	Municipal Exempt Receipts Liquidity Optional
CP	Commercial Paper		Tenders
EDR	Economic Development Revenue Bonds	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	RAN	Revenue Anticipation Notes
GO	General Obligation Bonds	ROCS	Reset Option Certificates
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes

1

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Berea, Ohio, BAN, 2.50%, 7/02/09	$ 875	$ 876,715

Berea, Ohio, BAN, 2.10%, 8/27/09	900	901,444

Brecksville, Ohio, BAN, 2.35%, 7/02/09	1,800	1,802,202

Brooklyn, Ohio, GO, BAN, 3.25%, 5/14/09	450	451,370

Brunswick, Ohio, Traffic Improvement, GO, BAN, 2.85%, 11/19/09	900	901,941

Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Bonds, ROCS, VRDN, Series II-R-10308,
1.40%, 6/01/17 (a)(b)(c)	4,300	4,300,000

Butler County, Ohio, GO, BAN, 4.25%, 8/06/09	600	602,611

Butler County, Ohio, Healthcare Facilities Revenue Bonds (LifeSphere),
VRDN, 1.28%, 5/01/30 (a)(b)	9,725	9,725,000

Butler County, Ohio, Technology and Career Development Schools, GO,
BAN, 2.50%, 3/19/09	4,300	4,304,619

Chillicothe, Ohio, Street Improvements, GO, BAN, 2.50%, 6/08/09	700	701,522

Cincinnati, Ohio, City School District, COP, ROCS, VRDN,
Series II-R-12049, 1.66%, 12/15/16 (a)(b)(c)(d)	1,000	1,000,000

Clark County, Ohio, GO, BAN, 2.50%, 2/11/09	200	200,090

Cleveland, Ohio, Airport System Revenue Bonds, VRDN, AMT, Series D,
1.85%, 1/01/27 (a)(b)	9,400	9,400,000

Cleveland, Ohio, Water District, Eagle Tax-Exempt Trust, VRDN, Series 98,
Class 3501, 1.37%, 1/01/21 (a)(b)(c)(e)	4,000	4,000,000

Cleveland, Ohio, Waterworks Revenue Refunding Bonds, VRDN, Series Q,
1.20%, 1/01/33 (a)(b)	2,300	2,300,000

Columbus, Ohio, City School District, GO, Refunding, PUTTERS, VRDN,
Series 1488, 1.90%, 6/01/14 (a)(b)(c)(d)	2,430	2,430,000

Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue
Refunding Bonds (West Bay Apartments Project), VRDN, AMT,
1.60%, 12/01/34 (a)(b)	7,975	7,975,000

Columbus, Ohio, Regional Airport Authority, Revenue Refunding Bonds,
Deutsche Bank SPEARs/LIFERs Trust, SPEARs, VRDN,
Series DB-488, 1.25%, 1/01/28 (a)(b)(c)(e)	1,400	1,400,000

Columbus, Ohio, Sanitation and Sewer, GO, VRDN, Series 1,
0.80%, 12/01/26 (a)(b)	2,800	2,800,000

Columbus, Ohio, Sewer Revenue Refunding Bonds, VRDN, Series B,
0.95%, 6/01/32 (a)(b)	3,060	3,060,000

Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development
Corporation), VRDN, 1.85%, 6/01/22 (a)(b)	4,000	4,000,000

Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN,
1.40%, 7/01/31 (a)(b)	3,000	3,000,000

Cuyahoga County, Ohio, EDR (Cleveland Hearing and Speech Center
Project), VRDN, 1.88%, 6/01/38 (a)(b)	3,400	3,400,000

Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic
Charities Facilities), VRDN, 1.55%, 7/01/12 (a)(b)	1,825	1,825,000

2

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Franciscan
Communities), VRDN, Series E, 1.10%, 5/15/34 (a)(b)	$ 150	$ 150,000

Cuyahoga County, Ohio, IDR (AFI Generations LLC Projects), VRDN, AMT,
Series B, 1.35%, 4/01/37 (a)(b)	3,485	3,485,000

Cuyahoga County, Ohio, IDR (All Foils, Inc. Project), VRDN, AMT, Series A,
1.35%, 4/01/17 (a)(b)	1,515	1,515,000

Cuyahoga County, Ohio, IDR (Athens Pastries, Inc. Project), VRDN, AMT,
2.25%, 6/03/09 (a)(b)	65	65,000

Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN,
2.65%, 5/05/10 (a)(b)	145	145,000

Cuyahoga County, Ohio, IDR (Orlando Baking Company Project), VRDN, AMT,
3.30%, 1/01/23 (a)(b)	5,875	5,875,000

Cuyahoga County, Ohio, IDR, Refunding (Great Lakes Brewing Company
Project), VRDN, AMT, 3.30%, 7/01/23 (a)(b)	4,765	4,765,000

Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center, Inc. Project),
VRDN, AMT, 2.45%, 12/01/11 (a)(b)	1,110	1,110,000

Cuyahoga County, Ohio, IDR (Trio Diversified Company Project), VRDN,
AMT, 2.65%, 10/01/16 (a)(b)	905	905,000

Deerfield Township, Ohio, GO, Refunding, BAN, 2.15%, 11/17/09	2,100	2,100,000

Defiance County, Ohio, GO, BAN, 2.50%, 7/23/09	1,040	1,043,077

Delaware County, Ohio, Port Authority, EDR (Columbus Zoological Park),
VRDN, 1.20%, 8/01/18 (a)(b)	4,000	4,000,000

Erie County, Ohio, Hospital Facilities Revenue Bonds, FLOATS, VRDN, Series
2801, 2.17%, 8/15/46 (a)(b)(c)	4,300	4,300,000

Fairborn, Ohio, GO, BAN, 2.50%, 5/20/09	700	701,182

Fairborn, Ohio, GO, BAN, 4.25%, 10/29/09	225	226,348

Fairfield, Ohio, Municipal Court Police, GO, BAN, 3.50%, 10/30/09	1,065	1,067,145

Fairfield, Ohio, Wastewater System Improvements, GO, BAN,
2.25%, 8/28/09	1,500	1,504,846

Franklin County, Ohio, Health Care Facilities Revenue Bonds (Heritage Day
Health Centers Project), VRDN, 3.20%, 3/01/28 (a)(b)	2,500	2,500,000

Franklin County, Ohio, Health Care Facilities, Revenue Refunding Bonds
(Worthington Christian), VRDN, 3.20%, 7/01/16 (a)(b)	3,345	3,345,000

Franklin County, Ohio, Hospital Revenue Bonds (Nationwide Children's
Hospital), VRDN, Series B, 0.75%, 11/01/40 (a)(b)	6,150	6,150,000

Franklin County, Ohio, Hospital Revenue Refunding Bonds (Nationwide
Children's Hospital), VRDN, Series F, 1.28%, 5/01/31 (a)(b)	7,000	7,000,000

Franklin County, Ohio, Hospital Revenue Refunding Bonds (Nationwide
Children's Hospital), VRDN, Series G, 1.05%, 5/01/29 (a)(b)	5,000	5,000,000

Franklin County, Ohio, Senior Housing Revenue Bonds (Saint George
Commons Apartments), VRDN, 1.35%, 12/15/37 (a)(b)(f)	2,385	2,385,000

Fulton County, Ohio, Revenue Refunding Bonds (Fulton County Health
Center), VRDN, 1.05%, 11/01/35 (a)(b)	4,220	4,220,000

Geauga County, Ohio, Library Center Construction, GO, BAN,
2.75%, 2/26/09	290	290,221

Green, Ohio, GO, BAN, 2.75%, 7/14/09	2,977	2,990,253

3

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 2.65%,
9/01/16 (a)(b)	$ 85	$ 85,000

Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's
Hospital Medical Center), VRDN, 1.15%, 5/15/28 (a)(b)	5,000	5,000,000

Hamilton County, Ohio, Hospital Facilities Revenue Bonds (Children's
Hospital Medical Center), VRDN, Series M, 0.98%, 5/15/37 (a)(b)	2,100	2,100,000

Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3
Community Urban Redevelopment Corporation Project), VRDN,
1.40%, 8/01/36 (a)(b)	3,140	3,140,000

Huber Heights, Ohio, IDR (Lasermike, Inc. Project), VRDN,
2.25%, 12/01/14 (a)(b)	460	460,000

Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN,
1.55%, 12/01/16 (a)(b)	2,000	2,000,000

Independence, Ohio, GO, BAN, 2.10%, 4/30/09	2,900	2,902,801

Kent, Ohio, GO, BAN, 3.75%, 10/15/09	700	702,403

Lancaster, Ohio, Street Improvements, GO, BAN, 3.50%, 10/15/09	600	602,298

Lancaster Port Authority, Ohio, Gas Revenue Bonds, VRDN,
1.15%, 5/01/38 (a)(b)	2,975	2,975,000

Licking County, Ohio, GO, Refunding, BAN, 2.50%, 9/01/09	1,200	1,204,722

Lima, Ohio, Hospital Revenue Bonds (Lima Memorial Hospital Project),
VRDN, 1.05%, 4/01/37 (a)(b)	2,700	2,700,000

Lorain County, Ohio, Port Authority, Educational Facilities Revenue Bonds
(Saint Ignatius High School Project), VRDN, 1.39%, 8/02/38 (a)(b)	1,630	1,630,000

Lyndhurst, Ohio, GO, Street Improvement, BAN, 2%, 2/26/09	1,000	1,000,320

Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT,
2.65%, 12/01/32 (a)(b)	1,325	1,325,000

Mahoning County, Ohio, IDR (M&J Development Limited Project), VRDN,
AMT, 2.35%, 5/01/21 (a)(b)	2,295	2,295,000

Marion County, Ohio, GO, BAN (Legacy Crossing), 2.25%, 4/29/09	945	946,359

Marion County, Ohio, GO, BAN (Menard Capital Improvement),
3.875%, 10/21/09	490	492,386

Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT,
4%, 11/01/18 (a)(b)	1,105	1,105,000

Mason, Ohio, Real Estate, GO, BAN, 2.75%, 7/01/09	3,100	3,112,881

Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 2.65%,
9/01/12 (a)(b)	490	490,000

Mentor, Ohio, GO, BAN, 2.75%, 8/06/09	1,860	1,870,360

Montgomery County, Ohio, IDR (Citywide Development Corporation
Project), VRDN, AMT, 1.85%, 12/01/13 (a)(b)	950	950,000

Muskingum County, Ohio, GO, BAN, 3.50%, 1/15/09	2,110	2,110,478

Muskingum County, Ohio, GO, BAN, 2.375%, 9/24/09	800	802,435

Nordonia Hills, Ohio, City School District, GO, BAN, 2.375%, 6/23/09	200	201,068

North Olmsted, Ohio, Capital Improvement and Equipment, BAN,
2.35%, 4/02/09	1,820	1,820,895

North Royalton, Ohio, Storm Sewer Improvement, GO, BAN,
2.15%, 2/26/09	2,500	2,500,761

4

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(Cincinnati Gas and Electric), VRDN, Series A, 1.35%, 9/01/30 (a)(b)	$ 2,100	$ 2,100,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(Cincinnati Gas and Electric), VRDN, Series B, 5.05%, 9/01/30 (a)(b)	2,100	2,100,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(Dayton Power and Light Project), VRDN, AMT, Series A,
1.10%, 11/01/40 (a)(b)	6,500	6,500,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(Dayton Power and Light Project), VRDN, AMT, Series B,
1%, 11/01/40 (a)(b)	5,200	5,200,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation Project), VRDN, AMT, Series A,
2.10%, 6/01/33 (a)(b)	3,100	3,100,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation Project), VRDN, AMT, Series A,
1.20%, 11/01/33 (a)(b)	5,950	5,950,000

Ohio State Air Quality Development Authority, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation Project), VRDN,
Series B, 1%, 8/01/29 (a)(b)	10,400	10,400,000

Ohio State Common Schools, GO, VRDN, Series B, 1%, 6/15/26 (a)(b)	3,275	3,275,000

Ohio State, GO, Common Schools, VRDN, Series A, 0.75%, 3/15/25 (a)(b)	760	760,000

Ohio State, HFA, Mortgage Revenue Refunding Bonds, MERLOTS, VRDN,
AMT, Series A02, 1.15%, 3/01/36 (a)(b)(c)(g)	3,295	3,295,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, ROCS, VRDN, Series
II-R-11575, 1.20%, 3/01/18 (a)(b)(c)(f)(g)(h)	6,530	6,530,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN, AMT, Series B,
1.45%, 9/01/39 (a)(b)(f)(g)	25,000	25,000,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN, AMT, Series B-
3, 2.05%, 9/01/34 (a)(b)	2,790	2,790,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN, AMT, Series
H, 1.48%, 9/01/39 (a)(b)(f)(g)(h)	3,700	3,700,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN, AMT, Series I,
1.23%, 9/01/36 (a)(b)	400	400,000

Ohio State, HFA, Residential Mortgage Revenue Bonds, VRDN, AMT, Series J,
1.25%, 3/01/38 (a)(b)(f)(g)	14,000	14,000,000

Ohio State Higher Educational Facilities Commission, Hospital Revenue
Refunding Bonds (Cleveland Clinic Health System), VRDN, Series B-2,
1%, 1/01/43 (a)(b)	11,500	11,500,000

Ohio State Higher Educational Facilities Commission Revenue Bonds
(Ashland University), VRDN, 2%, 9/01/24 (a)(b)	14,000	14,000,000

Ohio State Higher Educational Facilities Commission, Revenue Refunding
Bonds (Case Western Reserve University), VRDN, Series A,
0.70%, 12/01/44 (a)(b)	6,650	6,650,000

Ohio State, IDR (University Forest Products Project), VRDN, AMT, 1.95%,
10/01/20 (a)(b)	2,700	2,700,000

Ohio State Infrastructure Improvement, GO, VRDN, Series B,
0.75%, 8/01/21 (a)(b)	1,200	1,200,000

5

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust
Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio State Water Development Authority, BAN, Refunding, 4%, 10/01/09	$ 2,350	$ 2,378,546

Ohio State Water Development Authority, Pollution Control Facilities,
Revenue Refunding Bonds (FirstEnergy Nuclear Generation Corporation
Project), VRDN, AMT, Series A, 1.20%, 8/01/33 (a)(b)	4,000	4,000,000

Olmsted Falls, Ohio, City School District, GO, BAN, 3.50%, 1/15/09	834	834,199

Oregon, Ohio, GO, BAN, 2.50%, 9/09/09	650	647,837

Painesville, Ohio, GO, BAN, Series 2, 4.40%, 11/05/09	660	667,592

Painesville, Ohio, Street Improvements, GO, BAN, 2.35%, 8/13/09	1,650	1,653,988

Pepper Pike, Ohio, BAN, 1.95%, 6/17/09	2,655	2,657,418

Pickerington, Ohio, GO, BAN, 2.25%, 2/27/09	2,250	2,251,841

Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Development Revenue Bonds (Springdale Public Infrastructure), VRDN,
2.25%, 2/01/31 (a)(b)	6,435	6,435,000

Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Development Revenue Bonds (Sycamore Township), VRDN, Series A, 1.23%,
2/01/39 (a)(b)	3,000	3,000,000

Portage County, Ohio, IDR (Singer Steel Company Project), VRDN, AMT,
3.30%, 1/01/20 (a)(b)	4,845	4,845,000

Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project),
VRDN, Series B, 2.65%, 5/02/16 (a)(b)	565	565,000

Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong
Project), VRDN, Series A, 2.65%, 5/02/11 (a)(b)	410	410,000

Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties
One Ltd.), VRDN, AMT, 3.65%, 11/01/12 (a)(b)	880	880,000

Richland County, Ohio, Correctional Facilities, GO, BAN, 3.50%, 1/15/09	3,000	3,000,716

Saint Mary's, Ohio, GO, BAN, 2.55%, 6/02/09	449	449,459

Seneca County, Ohio, Capital Improvements, GO, BAN, 4%, 11/12/09	460	461,921

Seven Hills, Ohio, Recreation Center Improvements, GO, BAN,
2.30%, 8/19/09	2,020	2,025,012

Sharonville, Ohio, GO, BAN, 2.75%, 7/24/09	960	963,428

Sharonville, Ohio, Road Improvement, GO, BAN, 3.50%, 1/21/09	500	500,167

Sidney, Ohio, GO, BAN, 2.75%, 6/25/09	1,146	1,149,513

Stark County, Ohio, Port Authority, EDR (Meiser Bartley Gratings Project),
VRDN, AMT, 3.30%, 4/01/15 (a)(b)	4,800	4,800,000

Stark County, Ohio, Port Authority, EDR (Slesnick Iron and Metal Project),
VRDN, AMT, 3.30%, 8/01/17 (a)(b)	2,960	2,960,000

Stark County, Ohio, Sewer District, GO, BAN, Series 2008-1,
2.65%, 9/10/09	2,000	2,000,000

Stark County, Ohio, Sewer District, GO, BAN, Series 2008-2,
2.40%, 9/10/09	1,285	1,288,930

Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost
Services, Inc. Project), VRDN, AMT, 2.65%, 12/01/11 (a)(b)	1,000	1,000,000

Summit County, Ohio, IDR (Jendrisak Properties LLC Project), VRDN, AMT,
1.85%, 7/01/22 (a)(b)	1,050	1,050,000

Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT,
2.65%, 7/01/18 (a)(b)	260	260,000

6

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Summit County, Ohio, Port Authority Revenue Bonds (Compost Services, Inc.
	Project), VRDN, AMT, 2.35%, 4/01/21 (a)(b)	$ 3,750	$3,750,000

	Trumbull County, Ohio, Health Care Facility, Revenue Refunding Bonds
	(Shepherd of the Valley Lutheran Retirement Services), VRDN,
	1.25%, 10/01/31 (a)(b)(i)	14,300	14,300,000

	Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company),
	Refunding, VRDN, AMT, 2.05%, 4/01/13 (a)(b)	3,500	3,500,000

	Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN, AMT,
	2.05%, 4/01/17 (a)(b)	4,685	4,685,000

	Trumbull County, Ohio, Sewer Improvements, GO, BAN, 2.75%, 3/26/09	560	561,034

	Upper Valley Joint Vocational School District, Ohio, GO, BAN,
	3.75%, 11/24/09	470	474,316

	Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley
	Dillon), VRDN, 2.65%, 4/01/11 (a)(b)	420	420,000

	Vermilion, Ohio, GO, BAN, 2.50%, 7/23/09	2,746	2,755,089

	Wadsworth, Ohio, City School District, GO, BAN, 2.125%, 7/01/09	500	502,173

	Wapakoneta, Ohio, GO, BAN, 3%, 12/03/09	400	401,437

	Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT,
	3.75%, 6/01/09 (a)(b)	140	140,000

	Wyoming, Ohio, GO, BAN, 2.25%, 9/03/09	550	551,453

			447,147,185

Puerto Rico - 8.0%	Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Bank of
	America AUSTIN Trust, VRDN, Series 2008-355, 1.25%, 7/01/11 (a)(b)(c)	39,400	39,400,000

	Total Investments (Cost - $486,547,185*) - 98.6%		486,547,185
	Other Assets Less Liabilities - 1.4%		6,826,851

	Net Assets - 100.0%	$ 493,374,036

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	FSA Insured.

(e)	MBIA Insured.

(f)	FNMA Collateralized.

(g)	GNMA Collateralized.

(h)	FHLMC Collateralized.

(i)	Radian Insured.

7

CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 486,547,185
Level 3	-

Total	$ 486,547,185

8

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Par
Municipal Bonds	(000) Value

Pennsylvania - 98.9%	Allegheny County, Pennsylvania, Hospital Development
Authority, Health Care Revenue Bonds (Dialysis Clinic,
	Inc.), VRDN, Series B, 1.20%, 12/01/19 (a)(b)	$ 1,500	$ 1,500,000

Allegheny County, Pennsylvania, Hospital Development
	Authority Revenue Bonds (Presbyterian University
	Hospital), ACES, VRDN, Series B-1, 1%, 3/01/18 (a)(b)	12,750	12,750,000

Allegheny County, Pennsylvania, Hospital Development
	Authority Revenue Bonds (Presbyterian University
	Hospital), ACES, VRDN, Series B-2, 1%, 3/01/18 (a)(b)	2,600	2,600,000

Allegheny County, Pennsylvania, Hospital Development
	Authority Revenue Bonds (Presbyterian University
	Hospital), ACES, VRDN, Series B-3, 1%, 3/01/18 (a)(b)	2,380	2,380,000

Allegheny County, Pennsylvania, Hospital Development
	Authority Revenue Bonds, RBC Municipal Products, Inc.,
	FLOATS, VRDN, Series E-11, 1.30%, 12/01/11 (a)(b)(c)	4,600	4,600,000

	Allegheny County, Pennsylvania, IDA, Health and Housing
	Facilities, Senior Revenue Bonds (Longwood at Oakmont,
	Inc.), VRDN, Series B, 1.25%, 7/01/38 (a)(b)	8,495	8,495,000

	Beaver County, Pennsylvania, IDA, PCR, Refunding
(FirstEnergy Nuclear Generation Corporation Project),
	VRDN, Series B, 2%, 12/01/35 (a)(b)	4,050	4,050,000

	Berks County, Pennsylvania, Municipal Authority
Revenue Bonds, RBC Municipal Products, Inc., FLOATS,
	VRDN, Series C-13, 1.30%, 11/01/11 (a)(b)(c)	4,600	4,600,000

	Blair County, Pennsylvania, IDA Revenue Bonds
	(Homewood at Martinsburg Project), VRDN, 1.30%,
	10/01/27 (a)(b)	6,850	6,850,000

	Bucks County, Pennsylvania, IDA, Revenue Bonds
	(Specialty Ring Products, Inc.), VRDN, AMT, 2.20%,
	10/01/09 (a)(b)	150	150,000

	Carbondale, Pennsylvania, IDA, IDR (J.M. Wells Company
	LP Project), VRDN, AMT, 2.70%, 9/01/15 (a)(b)	1,145	1,145,000

	Chester County, Pennsylvania, IDA, Revenue Bonds (The
	Hankin Group), VRDN, AMT, Series A, 2.20%,
	12/01/20 (a)(b)	2,025	2,025,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below:

ACESsm	Adjustable Convertible Extendible Securities	LIFERS	Long Inverse Floating Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	PCR	Pollution Control Revenue Bonds
BAN	Bond Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
IDA	Industrial Development Authority	TECP	Tax-Exempt Commercial Paper
IDR	Industrial Development Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
		VRDN	Variable Rate Demand Notes

1

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Chester County, Pennsylvania, IDA, Revenue Bonds
(West Vincent Association), VRDN, AMT, Series B,
2.20%, 12/01/20 (a)(b)	$ 2,205	$ 2,205,000

Chester County, Pennsylvania, IDA, Student Housing
Revenue Bonds (University Student Housing LLC
Project), VRDN, 1.48%, 8/01/35 (a)(b)	7,265	7,265,000

Chester County, Pennsylvania, IDA, Student Housing
Revenue Bonds (University Student Housing LLC Project),
VRDN, Series A, 1.10%, 2/01/43 (a)(b)	4,000	4,000,000

Cumberland County, Pennsylvania, Municipal
Authority, Revenue Refunding Bonds (Asbury
Obligated Group), VRDN, 1.10%, 1/01/41 (a)(b)	9,945	9,945,000

Dauphin County, Pennsylvania, General Authority
Revenue Refunding Bonds (School District Pooled
Financing Program II), VRDN, 1.20%, 9/01/32 (a)(b)	700	700,000

Delaware County, Pennsylvania, Authority Revenue
Refunding Bonds (Dunwoody Village, Inc.), VRDN,
2.03%, 4/01/30 (a)(b)	2,000	2,000,000

Delaware County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds (Sunoco, Inc.
Project), VRDN, 1.20%, 11/01/33 (a)(b)	1,200	1,200,000

Delaware County, Pennsylvania, IDA, Revenue Bonds (The
Agnes Irwin School), VRDN, 1.05%, 10/01/33 (a)(b)	2,700	2,700,000

Delaware River Joint Toll Bridge Commission of New
Jersey and Pennsylvania, Bridge Revenue Bonds,
VRDN, Series B-1, 2.25%, 7/01/32 (a)(b)	3,000	3,000,000

Delaware River Joint Toll Bridge Commission of New
Jersey and Pennsylvania, Bridge Revenue Bonds,
VRDN, Series B-2, 2.50%, 7/01/32 (a)(b)	17,000	17,000,000

Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Bonds, FLOATS,
VRDN, Series 2933, 1.40%, 8/01/28 (a)(b)(c)	15,280	15,280,000

Emmaus, Pennsylvania, General Authority, Revenue
Refunding Bonds, VRDN, Series 89F, Sub-Series F24, 1%,
3/01/24 (a)(b)	3,000	3,000,000

Emmaus, Pennsylvania, General Authority, Revenue
Refunding Bonds, VRDN, Series H22, 1%, 3/01/24 (a)(b)	7,900	7,900,000

Erie County, Pennsylvania, Hospital Authority, Hospital
Facilities Revenue Bonds (Saint Mary's Home of Erie
Project), VRDN, Series A, 1.20%, 7/01/38 (a)(b)	8,800	8,800,000

Geisinger Authority, Pennsylvania, Health System, ROCS,
VRDN, Series II-R-11013, 1.35%, 5/01/37 (a)(b)(c)	1,850	1,850,000

Geisinger Health System, Pennsylvania, Revenue
Refunding Bonds, VRDN, Series A, 0.95%, 5/15/35 (a)(b)	7,700	7,700,000

Grove City, Pennsylvania, Area Hospital Authority,
Health Care Facility Revenue Bonds (John XXIII Home
Project), VRDN, 1.45%, 2/01/30 (a)(b)	5,250	5,250,000

Hampden, Pennsylvania, IDA, Revenue Refunding Bonds
(Pennsylvania Pipe, Inc.), VRDN, AMT, 2.20%,
12/01/14 (a)(b)	2,235	2,235,000

2

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Indiana County, Pennsylvania, IDA, PCR, Refunding
(Conemaugh Project), VRDN, AMT, Series A, 1.15%,
6/01/27 (a)(b)	$ 9,850	$ 9,850,000

Jackson Township, Pennsylvania, IDA, Revenue Bonds
(V&S Lebanon Galvanizing Project), VRDN, AMT, 2.15%,
4/01/21 (a)(b)	2,090	2,090,000

Lancaster County, Pennsylvania, Hospital Authority,
Health Center Revenue Bonds (Masonic Homes
Project), VRDN, 2.01%, 7/01/27 (a)(b)	1,375	1,375,000

Lancaster County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Masonic Homes Project),
VRDN, Series D, 1.10%, 7/01/34 (a)(b)	5,000	5,000,000

Lancaster, Pennsylvania, IDA, IDR (Buck Company
Project), VRDN, AMT, 2.15%, 2/01/10 (a)(b)	500	500,000

Lehigh County, Pennsylvania, General Purpose Authority,
Hospital Revenue Bonds (Lehigh Valley Health Network),
VRDN, Series C, 1.20%, 7/01/29 (a)(b)	3,000	3,000,000

Luzerne County, Pennsylvania, IDA, Revenue Bonds
(Nardone Brothers Baking Project), VRDN, AMT,
2.20%, 3/01/19 (a)(b)	1,650	1,650,000

Montgomery County, Pennsylvania, IDA, Revenue
Bonds (Big Little Association Project), VRDN,
Series A, 2.20%, 2/01/19 (a)(b)	1,205	1,205,000

Montgomery County, Pennsylvania, IDA, Revenue
Bonds (Edmund Optical Manufacturing LLC Project),
VRDN, AMT, 2.20%, 4/01/16 (a)(b)	2,090	2,090,000

Montgomery County, Pennsylvania, IDA, Revenue
Bonds (Girl Scouts of Southeastern Pennsylvania),
VRDN, 2.10%, 2/01/25 (a)(b)	920	920,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Independent Support System Project), VRDN, 2.10%,
3/01/16 (a)(b)	535	535,000

Montgomery County, Pennsylvania, IDA, Revenue Bonds
(Valley Forge Baptist), VRDN, 2.10%, 9/01/23 (a)(b)	1,785	1,785,000

Moon, Pennsylvania, IDA, First Mortgage Revenue Bonds
(Providence Point Project), VRDN, 1.75%,
7/01/38 (a)(b)	7,000	7,000,000

Northampton County, Pennsylvania, General Purpose
Authority, University Revenue Bonds (Lafayette College
Project), VRDN, 0.95%, 11/01/36 (a)(b)	2,000	2,000,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(DG Properties, Inc. Project), VRDN, AMT, 2.20%,
7/01/21 (a)(b)	2,705	2,705,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(Nicos Polymers & Grinding), VRDN, AMT, 2.20%,
2/01/20 (a)(b)	1,730	1,730,000

Northampton County, Pennsylvania, IDA, Revenue Bonds
(Reale Association Project), VRDN, AMT, 2.15%,
4/01/12 (a)(b)	1,040	1,040,000

3

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds (Merck &
Co., Inc. Project), VRDN, AMT, 1.32%, 7/01/31 (a)(b)	$ 21,100	$ 21,100,000

Pennsylvania Economic Development Financing Authority
Revenue Bonds (Conestoga Wood Specialists), VRDN,
Series C-1, 2.20%, 3/01/15 (a)(b)	1,000	1,000,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds (Delancey Traditions
Project), VRDN, AMT, 1.35%, 12/01/36 (a)(b)	2,800	2,800,000

Pennsylvania Economic Development Financing Authority
Revenue Bonds (Evergreen Community Power Facility
Project), VRDN, AMT, 1.40%, 12/01/37 (a)(b)	8,500	8,500,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds (NHS-AVS LLC Project),
VRDN, 1.36%, 12/01/38 (a)(b)	23,000	23,000,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds (Pennsylvania Waste, Inc.
Project), VRDN, AMT, 1.35%, 10/01/22 (a)(b)	4,500	4,500,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds (Westrum Harleysville II
Project), VRDN, AMT, 1.35%, 12/01/34 (a)(b)	3,000	3,000,000

Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Bank of America
MACON Trust, VRDN, AMT, Series V, 1.50%,
11/01/28 (a)(b)(c)	8,300	8,300,000

Pennsylvania HFA, Rental Housing Revenue Refunding
Bonds, VRDN, Series B, 1.20%, 1/01/21 (a)(b)	3,000	3,000,000

Pennsylvania HFA, Rental Housing Revenue Refunding
Bonds, VRDN, Series C, 1.20%, 7/01/20 (a)(b)	1,495	1,495,000

Pennsylvania HFA, Rental Housing Revenue Refunding
Bonds, VRDN, Series D, 1.20%, 7/01/20 (a)(b)	5,610	5,610,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT, Series 83B, 1.45%, 4/01/35 (a)(b)	6,275	6,275,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT, Series 83C, 1.45%, 10/01/35 (a)(b)	7,750	7,750,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT, Series 85B, 1.45%, 4/01/35 (a)(b)	2,530	2,530,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT, Series 101A, 2.35%, 10/01/38 (a)(b)	1,400	1,400,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, Series 101B, 2.15%, 10/01/17 (a)(b)	1,660	1,660,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, VRDN, AMT, Series 84C, 3.15%, 4/01/18 (a)(b)	4,365	4,365,000

Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, VRDN, AMT, Series 84D, 3.15%, 10/01/34 (a)(b)	4,500	4,500,000

Pennsylvania State, GO, FLOATS, VRDN, Series 2720,
2.50%, 8/01/24 (a)(b)(c)	5,000	5,000,000

Pennsylvania State, GO, JPMorgan Securities, Inc.,
PUTTERS, VRDN, Series 3250, 1.18%, 5/15/23 (a)(b)(c)	2,000	2,000,000

4

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania State, GO, ROCS, VRDN, Series II-R-
11056, 1.35%, 5/01/15 (a)(b)(c)	$ 1,700	$ 1,700,000

Pennsylvania State, GO, First Series, 5%,
2/01/09	750	752,200

Pennsylvania State, GO, Second Series, 5%,
9/15/09	2,050	2,098,972

Pennsylvania State Higher Educational Facilities Authority
Revenue Bonds (Association of Independent Colleges and
Universities), VRDN, Series M-3, 1.45%,
11/01/33 (a)(b)	8,900	8,900,000

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds (Holy Family University
Project, VRDN, 1.20%, 8/01/38 (a)(b)	1,500	1,500,000

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds (Honeysuckle Holdings Student
Housing Project at Bloomsburg University of
Pennsylvania), VRDN, Series A, 1.25%, 7/01/34 (a)(b)	3,625	3,625,000

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds (Saint Joseph's University),
VRDN, Series C4, 1%, 11/01/28 (a)(b)	7,500	7,500,000

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds (University of Pennsylvania),
VRDN, Series A, 1.70%, 7/01/32 (a)(b)	5,500	5,500,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN, Series A-1, 1.10%,
12/01/30 (a)(b)	14,900	14,900,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN, Series A-2, 1.10%,
12/01/30 (a)(b)	22,000	22,000,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN, Series A-3, 1.40%,
12/01/22 (a)(b)	28,310	28,310,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN, Series A-3, 1.10%,
12/01/30 (a)(b)	10,085	10,085,000

Pennsylvania State University Revenue Bonds, PUTTERS,
VRDN, Series 1971, 1.18%, 9/01/13 (a)(b)(c)	4,330	4,330,000

Philadelphia, Pennsylvania, Airport Revenue Bonds,
Deutsche Bank SPEARs/LIFERs Trust, VRDN, AMT,
Series DB-495, 1.28%, 6/15/27 (a)(b)(c)	2,850	2,850,000

Philadelphia, Pennsylvania, Authority for IDR
(Comhar, Inc. Project), VRDN, 2.05%, 9/01/23 (a)(b)	3,770	3,770,000

Philadelphia, Pennsylvania, Authority for IDR (Girard
Estate - Aramark Project), VRDN, 1.05%, 6/01/32 (a)(b)	6,400	6,400,000

Philadelphia, Pennsylvania, Authority for IDR (Girard
Estate Facilities Leasing), VRDN, 1.05%, 11/01/31 (a)(b)	3,700	3,700,000

Philadelphia, Pennsylvania, Authority for IDR (Henry H.
Ottens Manufacturing Project), VRDN, 2.20%,
10/01/13 (a)(b)	815	815,000

5

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Philadelphia, Pennsylvania, Authority for IDR (Interim
House West Project), VRDN, 2.10%, 9/01/26 (a)(b)	$ 1,015	$ 1,015,000

Philadelphia, Pennsylvania, Authority for IDR (Lannett
Company, Inc. Project), VRDN, 2.20%, 5/01/14 (a)(b)	665	665,000

Philadelphia, Pennsylvania, Authority for IDR
(Philadelphia Museum of Art Project), VRDN, 1.15%,
7/01/32 (a)(b)	5,140	5,140,000

Philadelphia, Pennsylvania, Authority for IDR, Refunding
(Evangelical Manor Project), VRDN, 1.22%,
10/01/38 (a)(b)	2,400	2,400,000

Philadelphia, Pennsylvania, Authority for IDR,
Refunding (Fox Chase Cancer Center Project), VRDN,
Series A, 0.95%, 7/01/31 (a)(b)	3,000	3,000,000

Philadelphia, Pennsylvania, Authority for IDR,
Refunding (Liberty Lutheran Services Project), VRDN,
1.10%, 5/01/38 (a)(b)	15,000	15,000,000

Philadelphia, Pennsylvania, Authority for IDR,
Refunding, VRDN, Series B, 1%, 10/01/30 (a)(b)	28,000	28,000,000

Philadelphia, Pennsylvania, GO, TRAN, Series A,
3.50%, 6/30/09	16,500	16,621,800

Philadelphia, Pennsylvania, Gas Works Revenue
Bonds, VRDN, Fifth Series A-2, 1%, 9/01/34 (a)(b)	7,400	7,400,000

Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Children's Hospital Project), VRDN,
Series A, 1.05%, 2/15/14 (a)(b)	3,400	3,400,000

Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Children's Hospital Project), VRDN,
Series A, 1.05%, 7/01/22 (a)(b)	7,500	7,500,000

Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Children's Hospital Project), VRDN,
Series B, 1.05%, 7/01/25 (a)(b)	7,500	7,500,000

Pittsburgh, Pennsylvania, School District, GO, BAN,
3.50%, 11/02/09	4,250	4,302,411

Quakertown, Pennsylvania, General Authority Revenue
Refunding Bonds (University of Pennsylvania Project),
VRDN, 1.65%, 7/01/34 (a)(b)	4,700	4,700,000

Saint Mary Hospital Authority of Bucks County,
Pennsylvania, Revenue Bonds (Catholic Health
Initiatives), VRDN, Series C, 0.85%, 5/01/44 (a)(b)	15,150	15,150,000

Schuylkill County, Pennsylvania, IDA, Revenue Bonds (K.P.
Tamaqua, LP Project), VRDN, AMT, 1.35%,
1/01/32 (a)(b)	1,415	1,415,000

Southcentral General Authority, Pennsylvania,
Revenue Bonds (Homewood at Hanover Project),
VRDN, 1.25%, 12/01/28 (a)(b)	16,900	16,900,000

6

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

	Schedule of Investments December 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Southcentral General Authority, Pennsylvania,
Revenue Bonds (Wellspan Health Obligated Group
	Project), VRDN, Series D, 1.07%, 6/01/35 (a)(b)	$ 4,300	$ 4,300,000

	University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education, Revenue
Refunding Bonds (University Capital Project), VRDN,
	Series B, 1.15%, 9/15/24 (a)(b)	1,300	1,300,000

	University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education, Revenue
Refunding Bonds (University Capital Project), VRDN,
	Series B, 1.15%, 9/15/29 (a)(b)	3,840	3,840,000

	Upper Merion, Pennsylvania, General Authority Lease,
	Revenue Refunding Bonds, VRDN, 1.28%, 9/01/16 (a)(b)	500	500,000

	Upper Merion, Pennsylvania, Municipal Utility Authority,
	Revenue Refunding Bonds, VRDN, 1.28%, 9/01/16 (a)(b)	600	600,000

	Venango, Pennsylvania, IDA, TECP, 3%, 1/02/09	1,406	1,406,000

	Venango, Pennsylvania, IDA, TECP, 3%, 1/05/09	3,868	3,868,000

	Venango, Pennsylvania, IDA, TECP, 3%, 1/06/09	13,860	13,860,000

Washington County, Pennsylvania, Authority Revenue
Refunding Bonds (University of Pennsylvania), VRDN,
	0.75%, 7/01/34 (a)(b)	12,645	12,645,000

Wilkins Area IDA, Pennsylvania, Revenue Refunding
	Bonds (Fairview Extended Care Services), VRDN,
	Series B, 1.10%, 1/01/21 (a)(b)	2,500	2,500,000

York County, Pennsylvania, IDA, Revenue Bonds (495
	Leasing Project), VRDN, AMT, 2.20%, 6/01/21 (a)(b)	1,505	1,505,000

York County, Pennsylvania, IDA, Revenue Bonds (York
	Sheet Metal Inc. Project), VRDN, AMT, 1.23%,
	8/01/18 (a)(b)	2,010	2,010,000

			632,614,383

Puerto Rico - 1.3%	Puerto Rico Commonwealth, TRAN, Refunding,
	Series A3, 3%, 7/30/09	8,000	8,062,024

	Total Investments (Cost - $640,676,407*) - 100.2%		640,676,407
	Liabilities in Excess of Other Assets - (0.2)%		(1,231,802)

	Net Assets - 100.0%	$ 639,444,605

	* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

7

CMA Pennsylvania Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments December 31, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund's investments:

Investments in
Valuation	Securities
Inputs

Level 1	-
Level 2	$ 640,676,407
Level 3	-

Total	$ 640,676,407

8

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: February 23, 2009